                                                                                                     File No. 333-

As filed on March 5, 2004

                                                U.S. SECURITIES AND EXCHANGE COMMISSION

                                                         Washington, DC 20549

                                                               FORM N-14
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                                    Pre-Effective Amendment No. |_|
                                                   Post-Effective Amendment No. |_|
                                                   (Check appropriate box or boxes)

                                                        American Skandia Trust
                                          (Exact Name of Registrant as Specified in Charter)

                                                            (203) 926-1888
                                                   (Area Code and Telephone Number)

                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Address of Principal Executive Offices:
                                                (Number, Street, City, State, Zip Code)

                                                       Edward P. Macdonald, Esq.
                                              Assistant Secretary, American Skandia Trust
                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Name and Address of Agent for Service:
                                             (Number and Street) (City) (State) (Zip Code)

                                                              Copies to:

                                                          Chris Palmer, Esq.
                                                            Shea & Gardner
                                                     1800 Massachusetts Avenue, NW
                                                        Washington, D.C. 20036

                                       Approximate Date of Proposed Public Offering: As soon as
                                    practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON APRIL 5, 2003, PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS
AMENDED.

Title of the securities being registered:  Shares of beneficial interest of the AST William Blair International Growth Portfolio of
American Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940,
as amended.

                                                                                                                 American Skandia Life
                                                                                                                 Assurance Corporation
                                                                                                                   One Corporate Drive
                                                                                                                          P.O. Box 883
                                                                                                                Shelton, CT 06484-0883
                                                                                                              Telephone (203) 926-1888
                                                                                                                    Fax (203) 929-8071

April ___, 2004

Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC")  contract owner or policy holder who beneficially  owns shares of the AST
American  Century  International  Growth Portfolio  ("American  Century  Portfolio") of American  Skandia Trust (the "Trust"),  you are
cordially  invited to a special meeting of the shareholders of the American  Century  Portfolio to be held at the offices of ASLAC, One
Corporate Drive, Shelton, CT, on April __, 2004 at ____ a.m.

The special  meeting is very  important to the future of the American  Century  Portfolio.  At the special  meeting,  shareholders  are being asked to approve or disapprove,  as more fully described in the attached  Prospectus/Proxy  Statement,  a Plan of  Reorganization
that would result in shares of the American  Century  Portfolio that you  beneficially own being exchanged for those of the AST William
Blair  International  Growth  Portfolio of the Trust ("William Blair  Portfolio" and,  together with American  Century  Portfolio,  the
"Portfolios").  The Trustees of the Trust  unanimously  recommend that you consider and approve this proposal.  If the  shareholders of the American Century  Portfolio  approve the proposal,  you will  beneficially own shares of the William Blair Portfolio equal in value to your investment in the William Blair Portfolio.  You will no longer own shares of the American Century  Portfolio,  and the American
Century Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American Skandia Investment Services,  Incorporated and Prudential Investments LLC, the Portfolios'  investment managers,  believe that combining the assets of the Portfolios is appropriate  and that the single,  larger fund that would result from the  transaction may be able to benefit from reduced  trading  costs and  increased  operational  efficiencies,  leading to reductions in the expenses that are borne by shareholders for the operation of the American Century Portfolio.

Your  vote is  important  no  matter  how  large or small  your  holdings  are.  We urge  you to read the  Prospectus/Proxy  Statement thoroughly and to indicate your voting  instructions  on the enclosed  Proxy Card(s),  date and sign it, and return it promptly in the envelope  provided  to be received by  American  Skandia on or before the close of  business  on April __,  2004.  The shares that you beneficially own will be voted in accordance with  instructions  received by that date. All shares of the American  Century  Portfolio for which  instructions  are not  received  will be voted in the same  proportion  as the votes cast by  contract  owners on the proxy issues presented.

Any  questions  or  concerns  you may  have  regarding  the  special  meeting  or the  proxy  should  be  directed  to your  financial representative.

Sincerely,

David R. Odenath, Jr.
President and Chief Executive Officer
American Skandia Life Assurance Corporation

                                                   SPECIAL MEETING OF SHAREHOLDERS
                                      OF THE AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
                                                                  OF
                                                        AMERICAN SKANDIA TRUST

                                                              To be held
                                                            April __, 2004

To the Shareholders of the AST American Century International Growth Portfolio of American Skandia Trust:

         Notice is hereby given that a Special Meeting of  Shareholders  of the AST American  Century  International  Growth  Portfolio
("American  Century  Portfolio") of American  Skandia Trust (the "Trust"),  will be held at One Corporate Drive,  Shelton,  Connecticut
06484 on April __, 2004 at ___ a.m.  Eastern  Time,  or at such  adjourned  time as may be necessary to vote (the  "Meeting"),  for the following purposes:

         I.       To approve a Plan of  Reorganization  of the Trust on behalf of the American  Century  Portfolio  and the AST William
Blair International  Growth Portfolio of the Trust ("William Blair Portfolio"),  that provides for the acquisition of substantially all of the assets of William Blair Portfolio in exchange for shares of the American Century  Portfolio,  the distribution of such shares to the shareholders of the American Century Portfolio, and the complete liquidation and dissolution of the American Century Portfolio.

II.      To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the  Prospectus/Proxy  Statement  attached to this Notice.  The Board of Trustees  has fixed the close of business on March 2, 2004 as the record date for  determining  shareholders  entitled to notice of, and to vote at, the  Meeting,  and only  holders of record of shares at the close of business  on that date are  entitled to notice of, and to vote at, the Meeting.  Each share of the American Century Portfolio is entitled to one vote on each proposal.

         You are  cordially  invited to attend the Meeting.  If you do not expect to attend,  you are  requested to complete,  date and sign the  enclosed  form of proxy and return it  promptly  in the  envelope  provided  for that  purpose.  Alternatively,  you may vote electronically  as  described  in the  Prospectus/Proxy  Statement.  The  enclosed  proxy is being  solicited on behalf of the Board of
Trustees.

YOUR  VOTE IS  IMPORTANT.  IN  ORDER TO AVOID  THE  UNNECESSARY  EXPENSE  OF  FURTHER  SOLICITATION,  WE URGE  YOU TO  INDICATE  VOTING
INSTRUCTIONS ON THE ENCLOSED  PROXY,  DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL
YOUR  HOLDINGS  MAY BE.  YOU MAY  REVOKE  IT AT ANY TIME  PRIOR TO ITS USE.  THEREFORE,  BY  APPEARING  AT A  MEETING,  AND  REQUESTING
REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                    By order of the Board of Trustees

                                    Edward P. Macdonald
                                    Assistant Secretary
                                    American Skandia Trust

March __, 2004

                                                                                                                 American Skandia Life
                                                                                                                 Assurance Corporation
                                                                                                                   One Corporate Drive
                                                                                                                          P.O. Box 883
                                                                                                                Shelton, CT 06484-0883
                                                                                                              Telephone (203) 926-1888
                                                                                                                    Fax (203) 929-8071

April ___, 2004

Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC")  contract owner or policy holder who beneficially  owns shares of the AST
American  Century  International  Growth Portfolio  ("American  Century  Portfolio") of American  Skandia Trust (the "Trust"),  you are
cordially  invited to a special meeting of the shareholders of the American  Century  Portfolio to be held at the offices of ASLAC, One
Corporate Drive, Shelton, CT, on April __, 2004 at ____ a.m.

The special  meeting is very  important to the future of the American  Century  Portfolio.  At the special  meeting,  shareholders  are being asked to approve or disapprove,  as more fully described in the attached  Prospectus/Proxy  Statement,  a Plan of  Reorganization
that would result in shares of the American  Century  Portfolio that you  beneficially own being exchanged for those of the AST William
Blair  International  Growth  Portfolio of the Trust ("William Blair  Portfolio" and,  together with American  Century  Portfolio,  the
"Portfolios").  The Trustees of the Trust  unanimously  recommend that you consider and approve this proposal.  If the  shareholders of the American Century  Portfolio  approve the proposal,  you will  beneficially own shares of the William Blair Portfolio equal in value to your investment in the William Blair Portfolio.  You will no longer own shares of the American Century  Portfolio,  and the American
Century Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American Skandia Investment Services,  Incorporated and Prudential Investments LLC, the Portfolios'  investment managers,  believe that combining the assets of the Portfolios is appropriate  and that the single,  larger fund that would result from the  transaction may be able to benefit from reduced  trading  costs and  increased  operational  efficiencies,  leading to reductions in the expenses that are borne by shareholders for the operation of the American Century Portfolio.

Your  vote is  important  no  matter  how  large or small  your  holdings  are.  We urge  you to read the  Prospectus/Proxy  Statement thoroughly and to indicate your voting  instructions  on the enclosed  Proxy Card(s),  date and sign it, and return it promptly in the envelope  provided  to be received by  American  Skandia on or before the close of  business  on April __,  2004.  The shares that you beneficially own will be voted in accordance with  instructions  received by that date. All shares of the American  Century  Portfolio for which  instructions  are not  received  will be voted in the same  proportion  as the votes cast by  contract  owners on the proxy issues presented.

Any  questions  or  concerns  you may  have  regarding  the  special  meeting  or the  proxy  should  be  directed  to your  financial representative.

Sincerely,

David R. Odenath, Jr.
President and Chief Executive Officer
American Skandia Life Assurance Corporation

                                                   SPECIAL MEETING OF SHAREHOLDERS
                                      OF THE AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
                                                                  OF
                                                        AMERICAN SKANDIA TRUST

                                                              To be held
                                                            April __, 2004

To the Shareholders of the AST American Century International Growth Portfolio of American Skandia Trust:

         Notice is hereby given that a Special Meeting of  Shareholders  of the AST American  Century  International  Growth  Portfolio
("American  Century  Portfolio") of American  Skandia Trust (the "Trust"),  will be held at One Corporate Drive,  Shelton,  Connecticut
06484 on April __, 2004 at ___ a.m.  Eastern  Time,  or at such  adjourned  time as may be necessary to vote (the  "Meeting"),  for the following purposes:

         I.       To approve a Plan of  Reorganization  of the Trust on behalf of the American  Century  Portfolio  and the AST William
Blair International  Growth Portfolio of the Trust ("William Blair Portfolio"),  that provides for the acquisition of substantially all of the assets of William Blair Portfolio in exchange for shares of the American Century  Portfolio,  the distribution of such shares to the shareholders of the American Century Portfolio, and the complete liquidation and dissolution of the American Century Portfolio.

II.      To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the  Prospectus/Proxy  Statement  attached to this Notice.  The Board of Trustees  has fixed the close of business on March 2, 2004 as the record date for  determining  shareholders  entitled to notice of, and to vote at, the  Meeting,  and only  holders of record of shares at the close of business  on that date are  entitled to notice of, and to vote at, the Meeting.  Each share of the American Century Portfolio is entitled to one vote on each proposal.

         You are  cordially  invited to attend the Meeting.  If you do not expect to attend,  you are  requested to complete,  date and sign the  enclosed  form of proxy and return it  promptly  in the  envelope  provided  for that  purpose.  Alternatively,  you may vote electronically  as  described  in the  Prospectus/Proxy  Statement.  The  enclosed  proxy is being  solicited on behalf of the Board of
Trustees.

YOUR  VOTE IS  IMPORTANT.  IN  ORDER TO AVOID  THE  UNNECESSARY  EXPENSE  OF  FURTHER  SOLICITATION,  WE URGE  YOU TO  INDICATE  VOTING
INSTRUCTIONS ON THE ENCLOSED  PROXY,  DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL
YOUR  HOLDINGS  MAY BE.  YOU MAY  REVOKE  IT AT ANY TIME  PRIOR TO ITS USE.  THEREFORE,  BY  APPEARING  AT A  MEETING,  AND  REQUESTING
REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                    By order of the Board of Trustees

                                    Edward P. Macdonald
                                    Assistant Secretary
                                    American Skandia Trust

March __, 2004

                                                PROSPECTUS/PROXY STATEMENT
                                                     TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Cover Page.................................................................................................
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting................................................................................
Comparisons of Some Important Features of the Portfolios...................................................
         The investment objective and strategies of the Portfolios.........................................
         Other Non-Fundamental Investment Policies of the Portfolios.......................................
         Fundamental Investment Restrictions of the Portfolios.............................................
         Risks of Investing in the Portfolios..............................................................
         Management of the Trust and the Portfolios........................................................
         Valuation.........................................................................................
         Distribution Plan.................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
         Other key features of the Portfolios..............................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the AST William Blair International Growth Portfolio shares....................
         Capitalization of the Portfolios and Capitalization after the Transaction.........................
Voting Information.........................................................................................
         Required vote.....................................................................................
         How to vote.......................................................................................
         Revoking proxies..................................................................................
         Other matters.....................................................................................
         Who may vote......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Trust and the Portfolios..................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................A-1
         Exhibit B - Prospectus for the AST William Blair International Growth Portfolio
                  dated May 1, 2003.....................................................................(enclosed)
         Exhibit C - AST Annual Report to Shareholders for fiscal year ended
                  December 31, 2003.....................................................................(enclosed)

                                                  AMERICAN SKANDIA TRUST
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                                PROSPECTUS/PROXY STATEMENT
                                                    Dated April , 2004

                                             Acquisition of the Assets of the

                                    AST American Century International Growth Portfolio

                   By and in exchange for shares of the AST William Blair International Growth Portfolio

         This Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting") of shareholders the AST American Century  International Growth Portfolio (the "American Century  Portfolio"),  a series of American Skandia
Trust (the "Trust"),  called by the Trust to approve or disapprove a Plan of Reorganization  (the "Plan").  If shareholders of the  American  Century  Portfolio  vote  to  approve  the  Plan,  you  will  receive  shares  of the AST  William  Blair
International  Growth Portfolio (the "William Blair Portfolio" and, together with the American Century  Portfolio,  each, a
"Portfolio" and  collectively,  the  "Portfolios"),  a series of the Trust,  equal in value to your investment in shares of the American  Century  Portfolio,  as provided in the Plan and  described at greater  length  below.  The American  Century
Portfolio will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry Street,  Gateway Center Three,  14th Floor,  Newark,  New Jersey 07102 on
[  ],   2004   at  [  ]   [a.m.][p.m.]   Eastern   time.   The   Board   of   Trustees   of   the   Trust   is   soliciting
these  proxies  on  behalf of the  American  Century  Portfolio.  This  Prospectus/Proxy  Statement  will  first be sent to
shareholders on or about [                       ], 2004.

         The Trust serves  primarily  as an  underlying  mutual fund for  variable  annuity  contracts  and  variable  life
insurance  policies  ("variable  insurance  products")  issued  by  life  insurance  companies   ("Participating  Insurance
Companies"),  including American Skandia Life Assurance  Corporation  ("ASLAC"),  an affiliate of ASISI. ASLAC holds assets invested  in these  contracts  and  policies  in various  variable  accounts,  each of which is divided  into  sub-accounts investing  exclusively in a mutual fund or in a portfolio of a mutual fund.  Therefore,  variable  annuity  contract owners and variable life  insurance  policy  holders  ("Contractowners")  who have  allocated  their account  values to applicable sub-accounts  of the  American  Skandia  Life  Assurance  Corporation  Variable  Account B are  indirectly  invested in the
American  Century  Portfolio  through  their  contracts  or policies and should  consider  themselves  shareholders  of the
American  Century  Portfolio for purposes of this  Prospectus/Proxy  Statement.  ASLAC is required to offer  Contractowners the  opportunity  to instruct  it, as owner of record of shares held in the  American  Century  Portfolio  by its  separate accounts, as to how it should vote on the Plan at the Meeting and at any adjournments thereof.

         The investment  objectives of the  Portfolios  are  identical--each  Portfolio's  investment  objective is to seek capital growth.  Each Portfolio invests primarily in equity securities of foreign issuers.

         This Prospectus/Proxy  Statement gives the information about the proposed reorganization and issuance of shares of the  William  Blair  Portfolio  that you  should  know  before  investing.  You  should  retain  it for  future  reference.
Additional  information  about the  William  Blair  Portfolio  and the  proposed  reorganization  has been  filed  with the
Securities and Exchange Commission ("SEC") and can be found in the following documents:

|_|      The  Prospectus  for  the  Portfolios  dated  May  1,  2003  is  included  with  and  considered  a part  of  this
     Prospectus/Proxy Statement.

|_|      The Trust's  Annual  Report to  Shareholders  for the fiscal year ended on December 31, 2003 is included  with and considered a part of this Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information  ("SAI")  relating to this  Prospectus/Proxy  Statement  dated April , 2004 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other documents related to the Trust  without  charge by calling  1-800-752-6342  or by writing to the Trust at One  Corporate  Drive,  P.O.  Box 883,
Shelton, CT 06484.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy
Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund  shares are not  deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this Prospectus/Proxy  Statement.  You should read the more complete information in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Portfolios (attached as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the
American  Century  Portfolio and the William Blair  Portfolio  into a single mutual fund. If  shareholders  of the American
Century  Portfolio  vote to approve the Plan,  the assets of the American  Century  Portfolio  will be  transferred  to the
William Blair  Portfolio in exchange for a then equal value of shares of the William Blair  Portfolio.  Shareholders of the
American  Century  Portfolio  will have their shares  exchanged for shares of the William  Blair  Portfolio of equal dollar value  based upon the value of the shares at the time the  American  Century  Portfolio's  assets  are  transferred  to the
William Blair  Portfolio.  After the transfer of assets and exchange of shares have been  completed,  the American  Century
Portfolio  will be  liquidated  and  dissolved.  The  proposed  reorganization  is  referred  to in  this  Prospectus/Proxy
Statement  as the  "Transaction."  As a result of the  Transaction,  you will  cease to be a  shareholder  of the  American
Century Portfolio and will become a shareholder of the William Blair Portfolio.

         For the reasons set forth in the "Reasons  for the  Transaction"  section,  the Board of Trustees of the Trust has determined that the  Transaction is in the best interests of the  shareholders  of the American  Century  Portfolio and the
William  Blair  Portfolio,  and has also  concluded  that no dilution in value would result to the  shareholders  of either
Portfolio as a result of the Transaction.

The Board of Trustees of the Trust,  on behalf of the American  Century  Portfolio  and the William  Blair  Portfolio,  has
approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the  American  Century  Portfolio  at the close of  business on March 2, 2004 (the
"Record  Date")  will be  entitled  to  instruct  ASLAC how to vote at the  Meeting,  and will be  entitled  to give voting instructions  equivalent to one vote for each full share and a fractional vote for each fractional  share that they hold of the American Century Portfolio.  To approve the Transaction for the  reorganization of the American Century Portfolio,  the affirmative  vote of the  holders of a majority  of the total  number of shares of capital  stock of the  American  Century
Portfolio outstanding and entitled to vote thereon must be voted in favor of the Plan.

         Please provide voting  instructions  as soon as you receive this  Prospectus/Proxy  Statement.  You may place your voting  instructions  to ASLAC by completing  and signing the enclosed  ballot (the "proxy card") or by phone.  If you vote by either of these  methods,  your  votes will be  officially  cast at the  Meeting by ASLAC  acting  through  the  persons appointed as proxies.

         You can revoke or change your voting  instructions  at any time until the vote is taken at the  Meeting.  For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Portfolios

         This section  describes the investment  policies of the American Century Portfolio and the William Blair Portfolio
and the  differences  between  them.  For a complete  description  of the  investment  policies  and risks of the  American
Century  Portfolio,  you  should  read the  Prospectus  for the  Portfolios  that is  enclosed  with this  Prospectus/Proxy
Statement.

         The investment  objectives of the  Portfolios  are  identical--each  Portfolio's  investment  objective is to seek capital  growth.  The investment  objectives for the Portfolios  are  non-fundamental  policies and can be changed  without shareholder approval.

         The American Century  Portfolio and the William Blair Portfolio  invest primarily in equity  securities of foreign issuers.  Each Portfolio pursues its investment  objective through various  investment  strategies that are employed by the
Portfolio's sub-advisor ( "Sub-advisor").

         The American  Century  Portfolio  will seek to achieve its investment  objective by investing  primarily in equity securities of  international  companies  that the  Sub-advisor  believes will increase in value over time.  For purposes of the  Portfolio,  equity  securities  include common  stocks,  preferred  stocks and  convertible  securities.  Under normal conditions,  the American Century  Portfolio will invest at least 65% of its assets in equity securities of issuers from at least three countries outside of the United States.  While the Portfolio's  focus will be on issuers in developed  markets, the Sub-advisor expects to invest to some degree in issuers in developing countries.

            The American  Century  Portfolio's  Sub-advisor uses a growth  investment  strategy to look for companies whose earnings and  revenues are growing at an  accelerating  pace.  Employing a "bottom up"  approach,  the  Sub-advisor  tracks financial  information  for thousands of  individual  companies to research and selects the stocks it believes will be able to sustain  accelerating  growth.  The  Sub-advisor  believes  that,  over the long  term,  the  stocks of  companies  with accelerating  earnings  and  revenues  have a  greater-than-average  chance to  increase  in value.  In  addition,  using a top-down  approach,  the Sub-advisor  evaluates overall economic and market conditions to identify certain market segments, sectors  or  industries  that the  Sub-advisor  believes  have the  potential  to  outperform  the  market as a whole.  The
Sub-advisor  recognizes  that, in addition to locating  strong  companies  with  accelerating  earnings,  the allocation of assets among  different  countries  and regions also is an important  factor in managing an  international  portfolio.  For this reason,  the  Sub-advisor  will  consider a number of other  factors in making  investment  selections,  including the prospects for relative economic growth among countries or regions,  economic and political  conditions,  expected inflation rates, currency exchange fluctuations and tax considerations.

         The William Blair Portfolio will invest,  under normal  circumstances,  at least 80% of the value of its assets in securities of issuers that are  economically  tied to countries  other than the United States.  Equity  securities  include common  stocks,  preferred  stocks,  warrants  and  securities  convertible  into or  exchangeable  for common or preferred stocks.  The William Blair Portfolio has the flexibility to invest on a worldwide basis in companies and  organizations  of any size,  regardless of country of organization or place of principal  business  activity.  The Portfolio normally invests primarily in securities  of issuers from at least five  different  countries,  excluding  the United  States.  Although the
William Blair  Portfolio  intends to invest  substantially  all of its assets in issuers located outside the United States, it may at times invest in U.S.  issuers and it may at times  invest all of its assets in fewer than five  countries or even a single country.

         The William  Blair  Portfolio  invests  primarily  in  companies  selected  by the  Sub-advisor  for their  growth potential.  The Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio and seeks to identify  individual  companies  with  earnings  growth  potential  that may not be  recognized  by the  market  at  large, regardless of where the companies are organized or where they primarily  conduct  business.  Although  investments  held by the William Blair Portfolio may appear thematic,  the Sub-advisor,  employing its "bottom up" approach,  generally  selects securities  without regard to any defined  allocation among countries,  geographic  regions or industry  sectors,  or other similar selection procedure.

         Each Portfolio thus pursues its objective in a different  manner.  The William Blair  Portfolio  employs a "bottom up" investment  approach,  whereas the American Century  Portfolio  generally employs a blend of "bottom up" and "top down"
methodologies.  Each of the Portfolios, however, generally invests in equity securities of foreign issuers.

Other non-fundamental investment policies of the Portfolios

         As noted above,  each  Portfolio  invests  primarily in equity  securities  of foreign  companies.  Under  certain circumstances,  each  Portfolio  may invest a portion of its assets in other  types of  investments  or employ  alternative investment  strategies.  In general,  each Portfolio may invest in options and futures,  currency hedging  transactions and other  derivative  instruments.  As described more fully below,  each Portfolio may have limitations on the extent to which it may pursue these types of  investments.  In general,  the American  Century  Portfolio is more limited in its ability to pursue these types of  investments,  while the William  Blair  Portfolio  has the most  flexibility  to pursue  alternative investments.

         The American  Century  Portfolio may invest in bonds,  notes and debt  securities of companies and  obligations of domestic or foreign  governments  and their  agencies.  The American  Century  Portfolio  will limit its  purchases of debt securities  to investment  grade  obligations.  The American  Century  Portfolio may also invest in derivative  securities.
Certain of these  derivative  securities may be described as  "index/structured"  securities,  which are  securities  whose value or performance is linked to other equity  securities (as in the case of depositary  receipts),  currencies,  interest rates,  securities  indices  or other  financial  indicators  ("reference  indices").  The  Portfolio  may not  invest in a derivative  security  unless the reference  index or the  instrument to which it relates is an eligible  investment for the
Portfolio.  The  Portfolio  may also enter into  non-leveraged  stock  index  futures  contracts  and may make short  sales
"against the box."

         To protect against adverse  movements in exchange rates, the American Century  Portfolio may, for hedging purposes only,  enter into forward  foreign  currency  exchange  contracts.  In addition,  the Portfolio may invest up to 10% of its assets in certain foreign countries  indirectly  through  investment  Portfolios and registered  investment  companies that invest in those countries.  If the Portfolio invests in investment  companies,  it will bear its proportionate share of the costs incurred by such companies, including any investment advisory fees.

         The William Blair Portfolio may invest in debt  securities,  including bonds rated below  investment  grade by the primary rating agencies  (so-called "junk" bonds),  mortgage and asset-backed  securities and zero coupon,  pay-in-kind and step coupon securities  (securities that do not, or may not under certain  circumstances,  make regular interest payments).
The  William  Blair  Portfolio  may make  short  sales  "against  the box." The  Portfolio  may also use  currency  hedging techniques,  including  forward  currency  exchange  contracts,  to manage  exchange rate risk with respect to  investments exposed to foreign currency fluctuations. Index/structured Securities.

         In addition,  the William Blair Portfolio may enter into futures  contracts on securities,  financial  indices and foreign  currencies and options on such contracts and may invest in options on  securities,  financial  indices and foreign currencies  and interest  rate swaps and  swap-related  products  (collectively  "derivative  instruments").  The Portfolio intends  to use most  derivative  instruments  primarily  to hedge the value of its  portfolio  against  potential  adverse movements in  securities  prices,  foreign  currency  markets or interest  rates.  To a limited  extent,  the William Blair
Portfolio may also use derivative  instruments for non-hedging  purposes such as seeking to increase income.  The Portfolio may invest in indexed/structured  securities,  which typically are short- to intermediate-term  debt securities whose value at maturity or interest rate is linked to currencies,  interest rates,  equity  securities,  indices,  commodity  prices or other financial  indicators.  Such securities may offer growth potential because of anticipated  changes in interest rates, credit standing, currency relationships or other factors.

         Although the Portfolios do not expect to do so  ordinarily,  during  periods of adverse  market  conditions,  each
Portfolio may invest all or  substantially  all of its assets  temporarily  in a defensive  manner.  When investing in this manner, the Portfolios may invest in high-grade,  short-term,  fixed-income  securities (which may include U.S.  Government securities)  or hold its assets in cash.  While a Portfolio  is in a defensive  position,  the  opportunity  to achieve its investment objective will be limited.

Fundamental investment restrictions of the Portfolios

         As noted above, a Portfolio may not change a fundamental  investment restriction without the prior approval of its shareholders.  A non-fundamental  investment policy,  however, may be changed without shareholder approval.  Each Portfolio has adopted  identical  fundamental  investment  restrictions,  which  limit a  Portfolio's  ability  to: (i) issue  senior securities;  (ii) borrow money (except for non-leveraging,  temporary or emergency purposes);  (iii) underwrite securities;
(iv)  purchase  or sell real  estate;  (v)  purchase  or sell  physical  commodities;  (vi) make loans  (except for certain securities  lending  transactions);  and (vii)  concentrate  its investments by investing more than 25% of the value of the
Portfolio's assets in securities of issuers having their principal business activities in the same industry.

         In addition,  each  Portfolio  has adopted a fundamental  investment  restriction  to diversify  its  investments.
Accordingly,  the American Century Portfolio and the William Blair Portfolio are considered  "diversified  funds" under the
Investment  Company Act of 1940 (the "Investment  Company Act").  This means that, with respect to 75% of the value of each
Portfolio's total assets, each Portfolio invests in cash, cash items,  obligations of the U.S. Government,  its agencies or instrumentalities,  securities of other investment  companies and "other securities." The "other securities" are subject to the  requirement  that not more than 5% of total assets of the  Portfolio  will be invested in the  securities  of a single issuer  and that the  Portfolio  will  not  hold  more  than 10% of any  single  issuer's  outstanding  voting  securities.
Accordingly,  a Portfolio may not purchase the securities of any issuer if, as a result,  the Portfolio  would fail to be a diversified company within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of investing in the Portfolios

         Like all  investments,  an investment  in the  Portfolios  involves  risk.  There is no assurance  that any of the
Portfolios  will meet its investment  objective.  As with any mutual fund  investing  primarily in equity  securities,  the value of the securities  held by a Portfolio may decline.  Stocks can decline for many reasons,  including  reasons related to the particular  company,  the industry of which it is a part, or the securities  markets  generally.  These declines may be  substantial.  In addition,  there are certain  risks that are  associated  with the  particular  investment  strategies employed by each Portfolio.

         Each Portfolio  invests primarily in equity  securities of foreign  companies.  The level of risk of international funds will generally be higher than the level of risk associated with domestic equity funds.  Foreign  investments  involve risks such as fluctuations in currency exchange rates,  unstable political and economic  structures,  reduced  availability of  information,  and lack of  uniform  financial  reporting  and  regulatory  practices  such as those  that apply to U.S.
issuers.  While none of the Portfolios  invest primarily in companies located in developing  countries,  each may invest in those companies to some degree, and investment in developing countries may accentuate the risks of foreign investing.

         In addition,  there are certain risks that are associated with the particular  investment  strategies  employed by each Portfolio.  The American Century International  Portfolio and the William Blair International  Portfolio may invest in debt securities,  however,  the American  Century  International  Portfolio will limit its investments to  investment-grade debt  securities.  To the extent  that the William  Blair  International  Portfolio  invests in  non-investment  grade debt securities,  it may incur a greater risk  associated  with such  investments,  such as credit risk and risk of default.  In addition,  the William Blair International  Portfolio may invest in debt securities and derivative instruments to a greater extent than the American Century Portfolio and,  therefore,  to the extent that the William Blair  International  Portfolio makes such  investments,  it may incur a greater  risk  associated  with debt  securities  and  derivative  instruments  as compared to the American Century Portfolio.

         For more information about the risks associated with the Portfolios'  investment  strategies,  see the Portfolios'
Prospectus,  and  for a more  detailed  discussion  of the  Portfolios'  investments,  see  the  Portfolios'  Statement  of
Additional Information, both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each Portfolio is treated as a separate  entity for federal income tax purposes.  Each Portfolio has qualified and elected or  intends to qualify  and elect to be treated as a  "regulated  investment  company"  under  Subchapter  M of the
Internal  Revenue  Code of 1986,  as amended  (the  "Code"),  and intends to  continue  to so qualify in the  future.  As a regulated  investment  company,  a Portfolio  must,  among other  things,  (a) derive at least 90% of its gross income from dividends,  interest,  payments with respect to loans of stock and securities,  gains from the sale or other disposition of stock,  securities or foreign  currency and other income  (including  but not limited to gains from options,  futures,  and forward  contracts)  derived with respect to its business of investing in such stock,  securities or foreign currency;  and
(b) diversify  its holdings so that,  at the end of each quarter of its taxable year,  (i) at least 50% of the value of the
Portfolio's  total assets is represented by cash, cash items,  U.S.  Government  securities,  securities of other regulated investment  companies,  and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the
Portfolio's total assets,  and 10% of the outstanding  voting securities of such issuer,  and (ii) not more than 25% of the value of its total  assets is invested  in the  securities  of any one issuer  (other than U.S.  Government  securities  or securities of other regulated  investment  companies).  As a regulated  investment  company, a Portfolio (as opposed to its shareholders)  will not be  subject  to  federal  income  taxes on the net  investment  income  and  capital  gain  that it distributes  to its  shareholders,  provided  that at least 90% of its net  investment  income and realized net  short-term capital gain in excess of net long-term  capital loss for the taxable year is  distributed  in  accordance  with the Code's timing requirements

         The Transaction may entail various tax  consequences,  which are discussed under the caption "Tax  Consequences of the Transaction."

Management of the Trust and the Portfolios

         American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential
Investments LLC ("PI"),  Gateway Center Three, 100 Mulberry Street,  Newark, New Jersey, jointly serve as co-managers (each an "Investment  Manager" and together the "Investment  Managers") pursuant to an investment  management  agreement with the
Trust on behalf of each Portfolio (the "Management  Agreement").  Under the Management Agreement,  PI, as co-manager,  will provide supervision and oversight of ASISI's investment  management  responsibilities  with respect to the Trust.  Pursuant to the Management  Agreement,  the Investment  Managers jointly administer each Portfolio's  business affairs and supervise each  Portfolio's  investments.  Subject to approval  by the Board of  Trustees,  the  Investment  Managers  may select and employ one or more  sub-advisors  for a Portfolio,  who will have primary  responsibility  for determining what investments the  Portfolio  will  purchase,  retain and sell.  Also subject to the approval of the Board of  Trustees,  the  Investment
Managers may reallocate a Portfolio's assets among sub-advisors  including (to the extent legally  permissible)  affiliated sub-advisors, consistent with a Portfolio's investment objectives.

         The Trust has obtained an exemption  from the SEC that permits an Investment  Manager to change  sub-advisors  for each of its series,  including the Portfolios and to enter into new sub-advisory  agreements without obtaining  shareholder approval of the such  changes.  Any such  sub-advisor  change  would be subject to approval by the Board of Trustees of the
Trust.  This  exemption  (which is similar to  exemptions  granted to other  investment  companies  that are  operated in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and  management of the  sub-advisors  by the Investment Managers and the Trustees of the Trust.

         With respect to the Portfolios,  the Investment Managers currently engage the following Sub-advisors to manage the investments of the Portfolios in accordance with the  Portfolio's  investment  objective,  policies and limitations and any
investment  guidelines  established  by  the  Investment  Managers.  Each  Sub-advisor  is  responsible,   subject  to  the
supervision  and control of the Investment  Managers,  for the purchase,  retention and sale of securities in a Portfolio's investment portfolio under its management.

         American Century Investment  Management,  Inc. ("American Century") serves as Sub-advisor for the American Century
Portfolio and other  portfolios of the Trust.  American  Century,  located at American  Century  Towers,  4500 Main Street,
Kansas City,  Missouri 64111, has been providing  investment  advisory  services to investment  companies and institutional clients since 1958. As of December 31, 2003,  American  Century and its affiliates  managed assets  totaling  approximately
$87.4 billion.  American Century utilizes a team of portfolio  managers,  assistant  portfolio managers and analysts acting together to manage the assets of the  American  Century  International  Portfolio.  The  portfolio  manager  members of the portfolio team  responsible for management of the American  Century  International  Portfolio are Keith  Creveling,  Henrik
Strabo and Mark S.  Kopinski.  Keith  Creveling,  has been a member of the team that  manages the  Portfolio  since  April,
2002. He joined  American  Century in 1999 as an analyst.  Prior to that, Mr.  Creveling was an analyst at Fiduciary  Trust
Company  International  from September  1996 until  September  1999.  Henrik Strabo joined  American  Century in 1993 as an investment  analyst,  has been a  portfolio  manager  member of the  international  team  since  1994 and has  managed  the
Portfolio  since American  Century became the  Portfolio's  Sub-advisor in May 2000.  Mark S. Kopinski,  Vice President and
Portfolio  Manager for American  Century,  rejoined  American  Century in April 1997 and has co-managed the Portfolio since
American  Century became the Portfolio's  Sub-advisor.  From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc.

         William Blair & Company,  L.L.C.  ("William Blair"),  located at 222 West Adams Street,  Chicago,  Illinois 60606, serves as  Sub-advisor  to the  William  Blair  Portfolio.  Since its  founding  in 1935,  the firm has been  dedicated  to researching,  financing and investing in high quality growth companies through four primary divisions:  investment banking, sales and trading,  asset  management and private  capital.  As of December 31, 2003,  William Blair managed  approximately
$17.3 billion in assets.  The portfolio  manager  responsible for the day-to-day  management of the William Blair Portfolio is W. George  Greig.  Mr. Greig is a principal of William Blair and joined the firm in 1996 as an  international  portfolio manager and has managed the Portfolio since William Blair became its sub-advisor in November 2002.

         Pursuant to the Management  Agreement,  ASISI receives a monthly investment  management fee for the performance of its services.  The  investment  management  fee is accrued daily for the purposes of  determining  the sale and  redemption price of a Portfolio's  shares.  ASISI pays each  Sub-advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to a Portfolio.

         Under the Management  Agreement with respect to the American Century Portfolio,  the American Century Portfolio is
obligated  to pay ASISI an annual  investment  management  fee equal to 1.00% of its average  daily net  assets.  Under the
Management  Agreement with respect to the William Blair  Portfolio,  the William Blair  Portfolio is obligated to pay ASISI an annual  investment  management fee equal to 1.00% of its average daily net assets.  Accordingly,  the  Transaction  will not change the level of investment  management fees that are paid by either  Portfolio.  In addition,  with respect to each
Portfolio,  ASISI has  voluntarily  agreed to waive a portion of its fee equal to 0.05% of the average  daily net assets in excess of $1 billion of the respective  Portfolio,  however,  neither Portfolio has reached $1 billion in assets. ASISI may terminate these voluntary agreements at any time after April 30, 2004.

         ASISI pays each  Sub-advisor a portion of the investment  management fee that ASISI receives from each  Portfolio.
ASISI pays such  sub-advisory  fees  without  any  additional  expense  to a  Portfolio.  The  Portfolios  have  comparable sub-advisory  fee  arrangements.  With respect to the American  Century  Portfolio,  ASISI pays American  Century an annual rate of 0.45% of the  portion of the  average  daily net assets of the  American  Century  Portfolio.  With  respect to the
William  Blair  Portfolio,  ASISI pays William  Blair an annual rate equal to 0.30% of the portion of the combined  average daily net assets  not in excess of $500  million;  plus  0.25% of the  portion  over $500  million  but not in excess of $1 billion;  plus 0.20% of the portion in excess of $1 billion.  Consequently,  at all asset levels, ASISI will be required to pay a lesser portion of its investment  management fees for sub-advisory  services in respect of the assets of the American
Century  Portfolio  as a result of the  Transaction  and,  therefore,  will  retain a greater  portions  of its  investment management fees.

         In addition,  the Investment  Manager has voluntarily  agreed until April 30, 2004 to reimburse each Portfolio for its  operating  expenses,  exclusive  of  taxes,  interest,  brokerage  commissions,  distribution  fees and  extraordinary expenses,  but inclusive of the management  fee, which in the aggregate  exceed 1.75% of a Portfolio's  average net assets.
The Investment  Manager may terminate these voluntary  agreements at any time after April 30, 2004.  Voluntary  payments of
Portfolio  expenses by the Investment  Manager may be made subject to  reimbursement  by the  Portfolio,  at the Investment
Manager's  discretion,  within the two year period  following such payment to the extent  permissible  under applicable law and provided  that the Portfolio is able to effect such  reimbursement  and remain in compliance  with  applicable  expense limitations.

         Thus, the Transaction,  if approved by the shareholders of the American Century Portfolio,  will not result in any increase in management fees that are borne by the  shareholders  of either  Portfolio.  Although the investment  management fees paid by the Portfolios will not change as a result of the  Transaction,  the Transaction  will allow ASISI to retain a greater  portion of its  management fee because of the lesser rate at which ASISI will pay  sub-advisory  fees with respect to the combined assets of the Portfolios.

Distribution Plan

         The Trust has adopted a Distribution  Plan (the "Plan") under Rule 12b-1 of the  Investment  Company Act, which is applicable to each of its series,  including the Portfolios.  The Plan permits  American  Skandia  Marketing,  Incorporated
("ASMI") and Prudential  Investment  Management  Services LLC (PIMS) to receive  brokerage  commissions in connection  with purchases  and sales of  securities  by the  Portfolios,  and to use these  commissions  to  promote  the sale of  variable contracts,  the premiums for which may be invested in shares of the Trust.  Under the Plan,  securities  transactions for a
Portfolio  may be  directed  to certain  brokers  for  execution  ("clearing  brokers")  who have agreed to pay part of the brokerage  commissions  received on these  transactions  to ASMI and PIMS for  "introducing"  transactions  to the clearing broker.  In  turn,  ASMI  and  PIMS  use the  brokerage  commissions  received  as an  introducing  broker  to pay  various distribution-related  expenses,  such as advertising,  printing of sales  materials and payments to dealers,  as well as to cover administrative costs associated with the operation of the Distribution Plan..

         Neither  Portfolio pays any type of fee or charge resulting from the Distribution Plan that it would not otherwise pay, nor is it expected that the brokerage  commissions  paid by either Portfolio will be higher as the result of directing commissions  under the  Distribution  Plan than would otherwise be the case.  Completion of the Transaction will not affect the operation of the Distribution Plan for the William Blair Portfolio.

Valuation

         The net asset value per share ("NAV") of each  Portfolio is determined as of the time of the close of the New York
Stock  Exchange  (the "NYSE")  (which is normally  4:00 p.m.  Eastern Time) on each day that the NYSE is open for business.
NAV is  determined  by dividing the value of a  Portfolio's  total  assets,  less any  liabilities,  by the number of total shares  of that  Portfolio  outstanding.  In  general,  the  assets  of each  Portfolio  are  valued on the basis of market quotations.  However,  in certain  circumstances  where market  quotations are not readily  available or are believed to be inaccurate,  assets are valued by methods  that are  believed  to  accurately  reflect  their fair  value.  Because  NAV is calculated and purchases may be made only on business days, and because  securities  traded on foreign  exchanges may trade on other days, the value of a Portfolio's investments may change on days when shares cannot be purchased or redeemed.

Purchases, Redemptions, and Distributions

         Purchases of shares of the Portfolios may be made only by separate accounts of Participating  Insurance  Companies for the purpose of investing assets  attributable to variable annuity  contracts and variable life insurance  policies held by Contractowners,  or by qualified plans. The separate accounts of the Participating  Insurance  Companies place orders to purchase and redeem  shares of the Trust based on, among other  things,  the amount of premium  payments to be invested and the amount of  surrender  and  transfer  requests to be  effected  on that day under the  variable  annuity  contracts  and variable  life  insurance  policies.  Orders are  effected on days on which the NYSE is open for trading.  Orders  received before 4:00 P.M.  Eastern time are effected at the NAV  determined  as of 4:00 P.M.  Eastern Time on that same day.  Orders received after 4:00 P.M.  Eastern Time are effected at the NAV calculated  the next business day.  Payment for  redemptions will be made within  seven days after the  request is  received.  The Trust does not assess any fees,  either when it sells or when it redeems its securities.  However,  surrender  charges,  mortality and expense risk fees and other charges may be assessed by Participating  Insurance  Companies under the variable annuity  contracts or variable life insurance  policies.
Please  refer to the  prospectuses  for the  variable  annuity  contracts  and  variable  insurance  policies  for  further
information  on  these  fees.   Please  refer  to  the  prospectuses  for  the  variable  annuity  contracts  and  variable insurance policies for further information on these fees.

         Each Portfolio will distribute  substantially  all of its income and capital gains to shareholder  each year. Each
Portfolio will declare dividends, if any, annually.

Fees and expenses

         The following table describes the fees and expenses that  shareholders may pay if they hold shares of the American
Century  Portfolio the William Blair  Portfolio,  as well as the projected fees and expenses of the William Blair Portfolio after the  Transaction.  The  following  table does not reflect any fees and  expenses of the variable  insurance  products through which Portfolio shares are purchased.

                                                        American                          William Blair
                                                        ---------                         -------------
                                                        Century       William Blair          Portfolio
                                                        --------      --------------         ---------
                                                       Portfolio        Portfolio      After Transaction 1
                                                       ----------       ----------     -----------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................   None             None             None
   Maximum Deferred Sales Charge (Load)...........   None             None             None
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends.........................   None             None             None
   Redemption Fee.................................   None             None             None
   Exchange Fee...................................   None             None             None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees 2..........................  1.00%            1.00%            1.00%
       Estimated Distribution (12b-1) Fees 3......  None             0.11%            0.06%
       Other Expenses.............................  0.30%            0.34%            0.21%
                                                    -----            -----            -----
       Total Annual Portfolio Operating Expenses 4  1.30%            1.45%            1.27%
                                                    =====            =====            =====

1 Projected expenses based on current and anticipated William Blair Portfolio's expenses after the Transaction

2 With  respect  to each  Portfolio,  ASISI has  voluntarily  agreed  to waive a  portion  of its fee equal to 0.05% of the average daily net assets in excess of $1 billion of the respective  Portfolio,  however,  neither  Portfolio has reached $1 billion in assets.  The Investment Manager may terminate these voluntary agreements at any time after April 30, 2004.

3 As  discussed  in  greater  detail  above  under  "The  Distribution  Plan," the  Trustees  of the Trust  have  adopted a
Distribution  Plan under Rule 12b-1 to permit ASMI and PIMS to receive  brokerage  commissions in connection with purchases and sales of  securities  held by  portfolios  of the Trust,  including the  Portfolios,  and to use these  commissions  to promote the sale of shares of the  portfolios.  While the  brokerage  commission  rates and amounts paid by a portfolio are not expected to increase as a result of the  Distribution  Plan,  the staff of the SEC takes the position  that  commission amounts received under the Distribution  Plan should be reflected as distribution  expenses of the portfolio.  Accordingly, commissions  received by ASMI and PIMS under the Plan are  reflected in the cost of  securities  purchased and the proceeds from the sale of  securities.  These  commissions  are shown in the Statements of Operations as  "Distribution  Fees" and a
corresponding  reduction "Fees Paid  Indirectly." Net expenses of the Portfolios are unaffected by these  commissions.  For the annual period ended December 31, 2003, commissions received by ASMI and PIMS totaled $400,943.

4 The  Investment  Manager has  voluntarily  agreed to reimburse each  Portfolio for its operating  expenses,  exclusive of taxes,  interest,  brokerage  commissions,  distribution fees and extraordinary  expenses,  but inclusive of the management fee, which in the aggregate exceed 1.75% of a Portfolio's  average net assets.  The Investment  Manager may terminate these voluntary agreements at any time.

Expense  Examples - These  examples  are  intended  to help you  compare  the cost of  investing  in the  American  Century
Portfolio or the William Blair  Portfolio  with the cost of investing in other mutual  funds,  and the cost of investing in the William Blair Portfolio  after the  Transaction.  The examples  assume that you invest  $10,000,  that you receive a 5%
return each year, and that the  Portfolios'  total operating  expenses  remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
American Century Portfolio                           $132          $412            $713            $1,568
William Blair Portfolio                              $148          $459            $792            $1,735
William Blair Portfolio                              $129          $403            $697            $1,534
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of each  Portfolio  for each full  calendar  year the  Portfolio has been in operation.  The first table below each bar chart shows each such  Portfolio's  best and worst  quarters  during the periods included in the bar chart.  The second table shows the average  annual total  returns  before taxes for each  Portfolio for
2003 and since  inception,  as well as the average  annual total  returns after taxes on  distributions  and after taxes on distributions and redemptions for each Portfolio for 2003 and since inception.

         This information may help provide an indication of each  Portfolio's  risks by showing changes in performance from year to year and by comparing  each  Portfolio's  performance  with that of a  broad-based  securities  index.  The average annual  figures  reflect  sales  charges;  the other  figures do not,  and would be lower if they did.  All figures  assume reinvestment of dividends.  Past performance does not necessarily indicate how a Portfolio will perform in the future.

American Century Portfolio
--------------------------

[graph]

                  -------------------------------------------- ------------------------------------------
                  Best Quarter                                 Worst Quarter
                  -------------------------------------------- ------------------------------------------
                  -------------------------------------------- ------------------------------------------
                  Up 49.04%, 4th quarter 1999                  Down 19.42%, 3rd quarter 2002
                  -------------------------------------------- ------------------------------------------

                  ------------------------------ --------------------------- ----------------------------
                  Average annual total returns   Portfolio                   Index:
                  For periods ended 12/31/03
                                                                             Morgan Stanley Capital
                                                                             International (MSCI) EAFE
                                                                             Index
                  ------------------------------ --------------------------- ----------------------------
                  ------------------------------ --------------------------- ----------------------------
                  1 year                                             25.01%                       38.59%
                  ------------------------------ --------------------------- ----------------------------
                  ------------------------------ --------------------------- ----------------------------
                  5 years                                             0.29%                       -0.05%
                  ------------------------------ --------------------------- ----------------------------
                  ------------------------------ --------------------------- ----------------------------
                  Since inception                                     4.79%                        2.86%
                  (1/2/97)
                  ------------------------------ --------------------------- ----------------------------

William Blair Portfolio
-----------------------

[graph]

                  ------------------------------------- --------------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- --------------------------------------
                  ------------------------------------- --------------------------------------
                  Up 59.16%, 4th quarter 1999           Down 21.19%, 3rd quarter 2001
                  ------------------------------------- --------------------------------------

                  ----------------------- ------------------- --------------------------------
                  Average annual total    Portfolio           Index:
                  returns
                  For periods ended                           Morgan Stanley Capital
                  12/31/02                                    International (MSCI) EAFE Index
                  ----------------------- ------------------- --------------------------------
                  ----------------------- ------------------- --------------------------------
                  1 year                              39.95%                           38.59%
                  ----------------------- ------------------- --------------------------------
                  ----------------------- ------------------- --------------------------------
                  5 years                              1.86%                           -0.05%
                  ----------------------- ------------------- --------------------------------
                  ----------------------- ------------------- --------------------------------
                  Since inception                      6.09%                            2.86%
                  (1/2/97)
                  ----------------------- ------------------- --------------------------------
                  * Prior to November 11, 2002, the AST William Blair International Growth Portfolio was known as the AST
                  Janus Overseas Growth Portfolio, and Janus Capital Management LLC served as Sub-advisor to the Portfolio.

Other key features of the Portfolios.

         Shares of each  portfolio of the Trust are sold only to separate  accounts of insurance  companies for the purpose of investing  assets  attributable to variable  insurance  products,  and to certain  tax-deferred  retirement  plans.  The separate  accounts  place orders to purchase and redeem  shares of the Trust at their net asset value based on, among other things,  the amount of premium  payments to be invested  and the amount of  surrender  or transfer  requests to be effected that day under the variable insurance  products.  There are no sales commissions  charged on the purchase or sale of shares of the Portfolios, although sales charges may apply to transactions in the variable insurance products.

         Each  Portfolio of the Trust  complies with the  diversification  requirements  of Section  817(h) of the Internal
Revenue Code of 1986, as amended (the "Code").  In general,  each  Portfolio  declares and  distributes a dividend from its net investment  income  annually,  and  distributes  any net realized long- and short-term  capital gains at least annually either during or after the close of the Portfolio's  fiscal year.  Distributions  are made to the various separate accounts
(not to Contractowners) in the form of additional shares (not in cash).

The  Transaction  may entail  various tax  consequences,  which are discussed  under the caption "Tax  Consequences  of the
Transaction."

REASONS FOR THE TRANSACTION

         The  Trustees,  including  all of the Trustees  who are not  "interested  persons" of the Trust (the  "Independent
Trustees")  have  unanimously  determined that the  Transaction  would be in the best interests of the  shareholders of the
American  Century  Portfolio and the William Blair Portfolio and that the interests of the shareholders of American Century
Portfolio  and the  William  Blair  Portfolio  would not be diluted as a result of the  Transaction.  At a meeting  held on
November 17, 2003, the Board considered a number of factors, including the following:
o  the compatibility of the Portfolios' investment objectives, policies and restrictions;
o the  relative  past and current  growth in assets and  investment  performance  of the  Portfolios  and their  respective future prospects for growth;
o  the relative expense ratios of the Portfolios and the impact of the proposed Transaction on the expense ratios;
o         the estimated costs of the Transaction;
o  the anticipated tax consequences of the Transaction with respect to each Portfolio and its shareholders;
o  the relative size of the American Century Portfolio as compared to the William Blair Portfolio;
o        the past and anticipated future inability of the American Century Portfolio to achieve  satisfactory asset growth;
          and
o        the potential  benefits of the proposed  Transaction to the  shareholders of each Portfolio,  including  long-term economies of scale.

         At the November 19 meeting,  the Investment  Managers  recommended  the  Transaction to the Board. In recommending the Transaction,  the Investment Managers advised the Board that the Portfolios have comparable  investment  objectives and policies and similar investment  portfolios.  Moreover,  the Investment  Managers reported that the Portfolios have similar investment  styles.  The Investment  Managers  expressed the belief that the Transaction  would benefit the shareholders of each of the Portfolios.  In this regard,  the Investment  Managers advised the Board that, even though the American Century
Portfolio had a greater amount of net assets than the William Blair Portfolio,  the American  Century  Portfolio has higher total cost structures and higher expense ratios (before fee waivers or expense  reimbursements)  as compared to the William
Blair  Portfolio.  The  Investment  Managers  advised the Board that,  as of  September  30,  2003,  the  American  Century
Portfolio  had  attracted  net  assets of  approximately  $337  million  and the  William  Blair  Portfolio  had  assets of approximately  $311  million at that date.  Accordingly,  by merging  the  Portfolios,  the  American  Century  Portfolio's
shareholders  would enjoy a greater  asset base over which  expenses may be spread.  The Board  considered  the  Investment
Managers'  advice  that if the  merger is  approved,  shareholders  of the  American  Century  Portfolio  should  realize a reduction in both the net annual operating  expenses and gross annual  operating  expenses (that is, without any waivers or reimbursements)  paid on their  investment,  although there can be no assurance that operational  savings will be realized.
In addition,  the Board  considered  Management's  projections  that the total  operating  expenses  for the William  Blair
Portfolio  should  decrease and that the  incremental  assets  should help to stabilize  certain  non-distribution  related expenses.  The Investment  Managers also expressed  their belief that a merger of the American  Century  Portfolio into the
William Blair Portfolio should facilitate  marketing efforts for the William Blair Portfolio and, in doing so,  potentially would enhance  asset growth for the benefit of  shareholders  of both  Portfolios.  In addition,  the  Investment  Managers advised the Board that the expenses associated with the solicitation of proxies would be borne by the Investment Managers.

         The Board, including a majority of the Independent Trustees,  unanimously concluded that the Transaction is in the best interests of the shareholders of the American  Century  Portfolio and the William Blair Portfolio and that no dilution of value would  result to the  shareholders  of the American  Century  Portfolio or the William  Blair  Portfolio  from the
Transaction.  Consequently,  the  Board  approved  the Plan and  recommended  that  shareholders  of the  American  Century
Portfolio vote to approve the Transaction.

         For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If shareholders of the American Century  Portfolio do not approve the Plan, the Board will consider other possible courses of action for the American  Century  Portfolio,  including,  among others,  consolidation  of the American  Century
Portfolio with one or more funds of the Trust other than the William Blair Portfolio or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If shareholders of the American Century  Portfolio approve the Plan, the Transaction will take place after various conditions  are  satisfied  by the Trust on behalf of the  American  Century  Portfolio  and the William  Blair  Portfolio,
including the  preparation of certain  documents.  The Trust will  determine a specific date for the actual  Transaction to take place.  This is called the  "closing  date." If the  shareholders  of an Acquired  Portfolio  do not approve the Plan, the Transaction will not take place and the Board will consider alternative courses of actions, as described above.

         If the  shareholders  of the American  Century  Portfolio  approve the Plan, the American  Century  Portfolio will deliver to the  William  Blair  Portfolio  substantially  all of its  assets on the  closing  date.  ASLAC then will make a conforming  exchange of units between the applicable  sub-accounts in its separate accounts.  As a result,  shareholders of the American  Century  Portfolio will  beneficially  own shares of the William Blair  Portfolio that, as of the date of the exchange,  have a value  equal to the dollar  value of the assets  delivered  to the  William  Blair  Portfolio.  The stock transfer books of the American Century  Portfolio will be permanently  closed on the closing date.  Requests to transfer or redeem  assets  allocated to the American  Century  Portfolio  may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent permitted by law, the Trust may amend the Plan without  shareholder  approval.  It may also agree to terminate  and abandon  the  Transaction  at any time  before or, to the extent  permitted  by law,  after the  approval by shareholders of the American Century Portfolio.

Expenses of the Transaction

         The  direct  expenses  resulting  from  the  Transaction  will  be  paid  by the  Investment  Managers  (or  their affiliates).  The Portfolios  will not incur any expenses  associated  with the  Transaction.  In addition,  it is expected that the portfolio  securities of each of the American Century  Portfolio will be transferred  in-kind to the William Blair
Portfolio.  Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The  Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under
the  Code.  In  addition,   because  the  Portfolios  are  offered  through   tax-deferred   variable  insurance  products,
Contractowners  generally  would  not  have any  reportable  gain or loss  for  federal  income  tax  purposes  even if the
Transaction does not qualify as a tax-free  reorganization.  It is a condition to each  Portfolio's  obligation to complete the  Transaction  that the Portfolios  will have received an opinion from Stradley Ronon Stevens & Young,  LLP,  counsel to the Portfolios,  based upon  representations  made by each Portfolio,  and upon certain  assumptions,  substantially to the effect that:

         1. The  acquisition  by the William Blair  Portfolio of the assets of the American  Century  Portfolio in exchange solely for voting  shares of the  William  Blair  Portfolio  and the  assumption  by the  William  Blair  Portfolio  of the liabilities,  if any, of the American  Century  Portfolio,  followed by the  distribution  of the William  Blair  Portfolio shares acquired by the American Century  Portfolio pro rata to its  shareholders,  will constitute a reorganization  within the meaning of  Section 368(a)(1)  of the Code,  and the William Blair  Portfolio and the American  Century  Portfolio each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         2. The  shareholders  of the American  Century  Portfolio will not recognize gain or loss upon the exchange of all of their shares of the American Century  Portfolio  solely for shares of the William Blair Portfolio,  as described in this combined Prospectus/Proxy Statement and the Plan;

         3. No gain or loss will be recognized  by the American  Century  Portfolio  upon the transfer of its assets to the
William  Blair  Portfolio in exchange  solely for shares of the William Blair  Portfolio and the  assumption by the William
Blair  Portfolio  of the  liabilities,  if any, of the American  Century  Portfolio.  In addition,  no gain or loss will be recognized by the William Blair Portfolio on the  distribution of such shares to the  shareholders of the American  Century
Portfolio in liquidation of the American Century Portfolio;

         4. No gain or loss will be recognized by the William Blair  Portfolio  upon the  acquisition  of the assets of the
American  Century  Portfolio  in exchange  solely for shares of the  William  Blair  Portfolio  and the  assumption  of the liabilities, if any, of the American Century Portfolio;

         5. William Blair  Portfolio's  basis for the assets acquired from the American Century  Portfolio will be the same as the basis of these assets when held by the American Century Portfolio  immediately before the transfer,  and the holding period of such assets  acquired by the William Blair  Portfolio  will include the holding  period of these assets when held by the American Century Portfolio;

         6. American Century  Portfolio's  shareholders' basis for the shares of the William Blair Portfolio to be received by them  pursuant  to the  reorganization  will be the  same as their  basis in the  American  Century  Portfolio's  shares exchanged; and

         7. The holding period of the William Blair  Portfolio  shares to be received by the  shareholders  of the American
Century  Portfolio will include the holding period of their American  Century  Portfolio  shares  exchanged,  provided such
American Century Portfolio shares were held as capital assets on the date of the exchange.

         Notwithstanding  the above,  at any time prior to the closing date, any of the terms or conditions of the Plan may be waived by the Trust's  Board of Trustees if, in the  judgment of the Board of  Trustees,  such action or waiver will not have a material adverse affect on the benefits intended under the Transaction for the Portfolios and their shareholders.

         Contractowners  should  consult the  prospectuses  of their  variable  insurance  products for  information on the federal tax  consequences  of owning the product.  Contractowners  should also  consult  their tax advisors as to state and local tax  consequences,  if any, of the  Transaction,  because  this  discussion  only  relates to the federal  income tax consequences.

Characteristics of the William Blair Portfolio shares.

         Shares of the William Blair Portfolio will be distributed to shareholders  of the American  Century  Portfolio and will have the same legal  characteristics  as the shares of the American Century  Portfolio with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction.

         The following  table sets forth,  as of December 31, 2003, the  capitalization  of shares of the American  Century
Portfolio,  and the William  Blair  Portfolio.  The table also shows the  projected  capitalization  of the  William  Blair
Portfolio  shares as  adjusted  to give  effect to the  proposed  Transaction.  The  capitalization  of the  William  Blair
Portfolio is likely to be different when the Transaction is consummated.

                                                     American     William Blair                   William Blair Portfolio
                                                     Century
                                                    Portfolio       Portfolio                   Projected after Transaction
                                                   (unaudited)     (unaudited)     Adjustments          (unaudited)
                                                   -----------     -----------     -----------          -----------

Net asset value per share...................
Net assets (thousands)......................            $378,327         $641,549                                $1,019,876

Total shares outstanding (thousands)........              31,507           61,424         4,739                      97,670

Net asset value per share...................              $12.01           $10.44                                    $10.44

VOTING INFORMATION

         The affirmative vote of a majority of the total number of outstanding  shares of the American Century Portfolio is necessary to approve the Plan. Each  shareholder  will be entitled to give voting  instructions  equivalent to one vote for each full share,  and a fractional vote for each fractional  share of the American  Century  Portfolio held at the close of business on the Record Date.  If  sufficient  votes to approve the Plan are not  received by the date of the  Meeting,  the
Meeting may be adjourned to permit further solicitations of proxies.

         ASLAC is the  record  owner of more  than [ ]% and  ASISI  owns of  record  [ ]% of the each  Portfolio's  shares.
Shares of the  Portfolio  that it owns will be voted by ASLAC with  respect  to the Plan in  accordance  with  instructions received in a timely manner from  Contractowners.  In addition,  ASLAC is entitled to vote shares for which no instructions are received and will vote such shares (for the Plan,  against the Plan and  abstain) in the same  proportion  as the votes cast in accordance  with  instructions  received from  Contractowners.  ASLAC will attend the meeting in person or by proxy and vote its shares for the Plan.  Therefore,  the presence at the Meeting of ASLAC is  sufficient  to  constitute a quorum under the Trust's By-laws,  and  substantially  all of the shares of the American  Century  Portfolio will be voted in some manner by ASLAC.

An  abstention  is not  counted  as an  affirmative  vote of the  type  necessary  to  approve  the  Plan  and,  therefore, instructions to ASLAC to abstain will have the same effect as a vote against the Plan.

How to vote.

         You can vote your shares in any one of four ways:
o........By mail, with the enclosed proxy card.
o        In person at the Meeting. *
                  o        By phone

         If you  simply  sign and date the proxy but give no voting  instructions,  your  shares  will be voted by ASLAC in favor of the Plan and in accordance with the views of management  upon any unexpected  matters that come before the Meeting or adjournment of the Meeting.

Revoking Proxies

         Contractowners  executing and returning voting  instructions may revoke such instructions at any time prior to its exercise  by written  notice of such  revocation  to the  Secretary  of the Trust,  by  execution  of a  subsequent  voting instructions, or by voting in person at the Meeting.*

Other matters.

         The Board of  Trustees  of the Trust does not intend to bring any  matters  before  the  Meeting  other than those described in this  Prospectus/Proxy  Statement.  It is not aware of any other  matters to be brought  before the Meeting by others.  If any other  matter  legally  comes  before the Meeting,  it is intended  that the persons  named in the enclosed proxy will vote in accordance with their judgment.

Solicitation of voting instructions.

         Voting instructions will be solicited principally by mailing this  Prospectus/Proxy  Statement and its enclosures, but instructions  also may be solicited by telephone,  facsimile,  through  electronic means such as email, or in person by officers or  representatives  of the Trust or ASLAC.  If the record owner of a contract or policy is a  custodian,  nominee or fiduciary,  the Trust may send proxy materials to the record owner for any beneficial  owners that such record owner may represent.  The Trust may  reimburse  custodians,  nominees  and  fiduciaries  for their  reasonable  expenses  incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The American  Century  Portfolio and the William Blair  Portfolio  are separate  series of the Trust,  which is an open-end  management  investment  company  registered with the SEC under the Investment  Company Act. Each Portfolio is, in effect,  a separate  mutual fund.  Detailed  information  about the Trust and each Portfolio is contained in the Prospectus for  the  Portfolios  which  is  attached  with  and  considered  a part  of this  Prospectus/Proxy  Statement.  Additional information about the Trust and each Portfolio is included in the Portfolios'  Statement of Additional  Information,  dated
May 1,  2003,  which  has been  filed  with the SEC and is  incorporated  into the SAI  relating  to this  Prospectus/Proxy
Statement.

         A copy of the Trust's Annual Report to  Shareholders  for the fiscal year ended December 31, 2003 is included with and  considered a part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Trust's  Annual  Report to
Shareholders  for the fiscal  year ended  December  31,  2002 by calling  1-800-752-6342  or by writing to the Trust at One
Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Trust, on behalf of the  Portfolios,  files proxy  materials,  reports and other  information  with the SEC in accordance  with the  informational  requirements  of the Securities  Exchange Act of 1934 and the Investment  Company Act.
These  materials can be inspected and copied at: the SEC's Public  Reference  Room at 450 Fifth Street NW,  Washington,  DC
20549, and at the Regional  Offices of the SEC located in New York City at 233 Broadway,  New York, NY 10279 and in Chicago
at 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604.  Also, copies of such material can be obtained from the SEC's
Public Reference Section,  Washington,  DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table  below sets  forth,  as of the Record  Date,  each  shareholder  that owns of record more than 5% of the
American Century Portfolio or the William Blair Portfolio.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
               Portfolio                        Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As  defined by the  Commission,  a security is  beneficially  owned by a person if that  person has or shares  voting  power or investment power with respect to the security.

         As of the Record Date, the officers and Trustees of the Trust, as a group,  beneficially owned less than 1% of the outstanding voting shares of either of the Portfolios.

                                                          EXHIBIT A

                                                    Plan of Reorganization

                                              FORM OF PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this _____ th day of  ______________,  2004,  by American
Skandia Trust (the "Trust"),  a business trust  organized  under the laws of the  Commonwealth  of  Massachusetts  with its principal place of business at One Corporate  Drive,  Shelton,  Connecticut  06484,  on behalf of the AST American  Century
International  Growth Portfolio (the "Acquired  Portfolio") and the AST William Blair  International  Growth Portfolio (the
"Acquiring  Portfolio"),  both series of the Trust.  Together,  the Acquired Portfolio and Acquiring Portfolio are referred to as the "Portfolios."

         The reorganization  (hereinafter referred to as the  "Reorganization")  will consist of (i) the acquisition by the
Acquiring  Portfolio,  of  substantially  all of the  property,  assets and  goodwill  of the  Acquired  Portfolio  and the assumption by the Acquiring  Portfolio of all of the liabilities of the Acquired  Portfolio in exchange solely for full and fractional  shares of  beneficial  interest,  par value $0.001  each,  of the  Acquiring  Portfolio  ("Acquiring  Portfolio
Shares");  (ii) the distribution of Acquiring  Portfolio Shares to the shareholders of the Acquired Portfolio  according to their respective  interests in complete  liquidation of the Acquired  Portfolio;  and (iii) the dissolution of the Acquired
Portfolio as soon as practicable  after the closing (as defined in Section 3, hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to  consummate  the Plan,  the  following  actions shall be taken by the Trust on behalf of the Acquiring
Portfolio and the Acquired Portfolio:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.
         -------------------------------------------------------------------------------

         (a)      Subject to the terms and  conditions of this Plan,  the Trust on behalf of the Acquired  Portfolio  shall convey,  transfer  and deliver to the  Acquiring  Portfolio at the Closing all of the Acquired  Portfolio's  then  existing assets, free and clear of all liens,  encumbrances,  and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits,  or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation  and dissolution  contemplated  hereunder).  (ii) discharge its unpaid  liabilities on its books at the closing date (as defined in section 3,  hereinafter the "Closing  Date"),  including,  but not limited to, its income dividends and capital gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Trustees shall reasonably deem to exist against the Acquired Portfolio,  if any, at the Closing Date, for which  contingent  and other  appropriate  liabilities  reserves shall be established on the Acquired
Portfolio's  books  (hereinafter  "Net Assets").  The Acquired  Portfolio  shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan, the Trust on behalf of the Acquiring  Portfolio  shall at the Closing deliver to the Acquired Portfolio the number of Acquiring  Portfolio Shares,  determined by dividing the net asset value per share of the shares of the  Acquired  Portfolio  ("Acquired  Portfolio  Shares") on the Closing Date by the
net asset  value per share of the  Acquiring  Portfolio  Shares,  and  multiplying  the  result  thereof  by the  number of outstanding  Acquired  Portfolio  Shares as of the close of regular  trading on the New York Stock Exchange (the "NYSE") on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Portfolio shall distribute pro rata to its shareholders of record as of the close of business  on the  Closing  Date,  the  Acquiring  Portfolio  Shares  received by the  Acquired
Portfolio  pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished  by the  establishment  of accounts on the share records of the Trust relating to the Acquiring  Portfolio and noting in such accounts the type and amounts of Acquiring  Portfolio  Shares that former  Acquired  Portfolio  shareholders are due based on their  respective  holdings of the  Acquired  Portfolio  as of the close of business on the Closing  Date.
Fractional  Acquiring  Portfolio  Shares shall be carried to the third decimal  place.  The Acquiring  Portfolio  shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the Acquired  Portfolio's Net Assets to be transferred to the Acquiring  Portfolio hereunder shall be  computed as of the close of regular  trading on the NYSE on the Closing  Date (the  "Valuation  Time")  using the valuation procedures set forth in Trust's currently effective prospectus.

         (b)      The net asset value of a share of the Acquiring  Portfolio shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

         (c)      The net asset value of a share of the Acquired  Portfolio  shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The
date  of  the  Closing  (the   "Closing   Date")  shall  be  [  ],  2004,   or  such  later  date  as   determined  by  the
Trust's  officers.  The Closing  shall take place at the  principal  office of the Trust at 5:00 P.M.  Eastern  time on the
Closing  Date.  The Trust on behalf of the  Acquired  Portfolio  shall have  provided for delivery as of the Closing of the
Acquired  Portfolio's Net Assets to be transferred to the account of the Acquiring  Portfolio at the Acquiring  Portfolio's
Custodians,  JPMorgan Chase Bank, 4 MetroTech  Center  Brooklyn,  New York,  11245;  and PFPC Trust  Company,  400 Bellevue
Parkway,  Wilmington,  Delaware 19809.  Also, the Trust on behalf of the Acquired  Portfolio shall produce at the Closing a list of names and  addresses  of the  shareholders  of record of the Acquired  Portfolio  Shares and the number of full and fractional shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its
President to the best of its or his or her  knowledge  and belief.  The Trust on behalf of the  Acquiring  Portfolio  shall issue and deliver a  confirmation  evidencing  the Acquiring  Portfolio  Shares to be credited to the Acquired  Portfolio's account on the  Closing  Date to the  Secretary  of the Trust,  or shall  provide  evidence  satisfactory  to the  Acquired
Portfolio that the Acquiring  Portfolio  Shares have been registered in an account on the books of the Acquiring  Portfolio in such manner as the Trust on behalf of Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of the Acquired Portfolio.
         --------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquired Portfolio:

(a)      The Acquired  Portfolio is a series of the Trust, a business trust organized under the laws of the Commonwealth of
Massachusetts  and  validly  existing  and in good  standing  under  the  laws  of that  jurisdiction.  The  Trust  is duly registered  under the Investment  Company Act of 1940, as amended (the "1940 Act"), as an open-end,  management  investment company and all of the Acquired  Portfolio  Shares sold were sold  pursuant to an effective  registration  statement  filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Trust on behalf of the Acquired  Portfolio is authorized to issue an unlimited  number of shares of beneficial
interest's   acquired  Portfolio  shares,  par  value  $0.001  each,  each  outstanding  share  of  which  is  fully  paid, non-assessable, freely transferable and has full voting rights.

         (c)      The  financial  statements  appearing in the Trust's  Annual Report to  Shareholders  for the fiscal year ended December 31, 2003,  audited by Deloitte & Touche LLP fairly present the financial  position of the Acquired Portfolio as of such dates and the  results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted accounting principles applied on a consistent basis.

         (d)      The Trust has the  necessary  power and  authority to conduct the Acquired  Portfolio's  business as such business is now being conducted.

         (e)      The Trust on behalf of the Acquired  Portfolio is not a party to or obligated  under any provision of the
Trust's Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other commitment or obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The Acquired Portfolio has elected to be treated as a regulated  investment company (a "RIC") for federal income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as amended (the "Code") and the
Acquired  Portfolio  has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing
Date. The  consummation  of the  transactions  contemplated  by this Plan will not cause the Acquired  Portfolio to fail to satisfy the  requirements  of subchapter M of the Code.  The Acquired  Portfolio  also has  satisfied  the  diversification requirements  of Section  817(h) of the Code since its  inception  and will  continue to satisfy such  requirements  at the
Closing.

         (h)      The Acquired  Portfolio,  or its agents, (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of
Beneficial  Owner for United  States  Withholding  (or other  appropriate  series of Form W-8, as the case may be), or Form
W-9, Request for Taxpayer  Identification  Number and  Certification,  for each Acquired  Portfolio  shareholder of record, which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired  Portfolio to such shareholder, and/or  (ii)  has  otherwise  timely  instituted  the  appropriate  backup  withholding  procedures  with  respect  to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Trust on behalf of the Acquiring Portfolio.
         ---------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquiring Portfolio:

         (a)      The  Acquiring  Portfolio  is a series of the Trust,  a business  trust  organized  under the laws of the
Commonwealth of  Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered  under the 1940 Act as an open-end,  management  investment  company and all of the Acquiring  Portfolio
Shares sold have been sold  pursuant to an effective  registration  statement  filed under the  Securities  Act of 1933, as amended (the "1933 Act").

         (b)      The Trust on behalf of the Acquiring  Portfolio is  authorized to issue an unlimited  number of shares of beneficial  interest's  Acquiring  Portfolio shares, par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring  Portfolio  Shares will be eligible for offering to the public in those states of the United States and  jurisdictions in which the shares of the Acquired  Portfolio are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring  Portfolio  Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The  financial  statements  appearing in the Trust's  Annual Report to  Shareholders  for the fiscal year ended  December  31,  2003,  audited by  Deloitte & Touche LLP fairly  present  the  financial  position  of the  Acquiring
Portfolio  as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally accepted accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary  power and authority to conduct the  Acquiring  Portfolio's  business as such business is now being conducted.

         (f)      The Trust on behalf of the Acquiring  Portfolio is not a party to or obligated under any provision of the
Trust's Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other commitment or obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The  Acquiring  Portfolio  has to be treated as a RIC for  federal  income tax  purposes  under Part I of
Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code") and the Acquiring  Portfolio has qualified as a
RIC for each  taxable  year  since its  inception,  and will  qualify  as of the  Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the  Acquiring  Portfolio  to fail to satisfy the  requirements  of subchapter M of the Code. The Acquiring  Portfolio also has satisfied the  diversification  requirements  of Section 817(h)
of the Code since its inception and will continue to satisfy such requirements at the Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios.
         ------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Portfolios:

         (a)      The statement of assets and  liabilities  to be created by the Trust for each of the Portfolios as of the
Valuation Time for the purpose of determining the number of Acquiring  Portfolio  Shares to be issued pursuant to Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the Acquired  Portfolio and the net assets in the case of the Acquiring  Portfolio,  and outstanding  shares,  as of such date, in conformity with generally  accepted  accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Portfolios  will have good and  marketable  title to all of the securities and other assets  shown on the  statement  of assets  and  liabilities  referred  to in "(a)"  above,  free and clear of all liens or encumbrances of any nature  whatsoever,  except such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be  disclosed  in the Trust's  current  effective  prospectus,  there is no material  suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Portfolios.

         (d)      There are no known actual or proposed deficiency  assessments with respect to any taxes payable by either of the Portfolios.

         (e)      The execution,  delivery,  and performance of this Plan have been duly authorized by all necessary action of the Trust's Board of Trustees,  and this Plan constitutes a valid and binding obligation  enforceable in accordance with its terms.

         (f)      The Trust  anticipates that  consummation of this Plan will not cause either of the Portfolios to fail to conform to the  requirements  of  Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the  necessary  power and  authority  to conduct the  business of the  Portfolios,  as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios.
         ----------------------------------------------------

         (a)      The Trust intends to operate each  Portfolio's  respective  business as presently  conducted  between the date hereof and the Closing,  except that,  it is likely that the assets of the Acquired  Portfolio  will be  substantially
                              ------ ----
restructured and not in the ordinary course either  immediately  before or immediately after the Closing and as part of the
Plan contemplated hereby.

         (b)      The Trust on behalf of the Acquiring Portfolio intends, if this Plan is consummated,  to not continue the
"historic business  enterprise" of the Acquired Portfolio within the meaning of Treasury  Regulations  section  1.368-1(d).
Accordingly,  the Acquiring Portfolio expects that it will neither continue the Acquired  Portfolio's historic business nor use a significant portion of the Acquired Portfolio's historic business assets in a business.

         (c)      The Trust intends that the Acquired  Portfolio  will not acquire the Acquiring  Portfolio  Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (d)      The Trust on behalf of the Acquired  Portfolio  intends,  if this Plan is  consummated,  to liquidate and dissolve the Acquired Portfolio.

         (e)      The Trust  intends  that,  by the  Closing,  each of the  Portfolio's  Federal  and other tax returns and reports  required by law to be filed on or before  such date shall have been  filed,  and all Federal and other taxes shown as due on said  returns  shall have  either been paid or  adequate  liability  reserves  shall have been  provided  for the payment of such taxes.

         (f)      At the Closing,  the Trust on behalf of the Acquired  Portfolio  intends to have  available a copy of the shareholder  ledger accounts,  certified by the Trust's transfer agent or its President or a Vice-President  to the best of its or his or her  knowledge  and  belief,  for all the  shareholders  of record  of  Acquired  Portfolio  Shares as of the
Valuation  Time who are to become  shareholders  of the  Acquiring  Portfolio as a result of the transfer of assets that is the subject of this Plan.

         (g)      The Trust intends to mail to each  shareholder  of record of the Acquired  Portfolio  entitled to vote at the  meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with requirements  as to notice thereof,  a Combined Proxy Statement and Prospectus that complies in all material  respects with the  applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934, as amended,  and Section 20(a) of the
1940 Act, and the rules and regulations, respectively, thereunder.

         (h)      The Trust intends to file with the U.S.  Securities and Exchange  Commission a registration  statement on
Form N-14 under the 1933 Act relating to the Acquiring  Portfolio Shares issuable  hereunder  ("Registration  Statements"), and will use its best efforts to provide that the  Registration  Statement  becomes  effective as promptly as  practicable.
At the time  the  Registration  Statement  becomes  effective,  it will:  (i)  comply  in all  material  respects  with the applicable  provisions  of the 1933 Act, and the rules and  regulations  promulgated  thereunder;  and (ii) not contain any untrue  statement of material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein  not  misleading.  At the  time  the  Registration  Statement  becomes  effective,  at the  time of the shareholders'  meeting of the Acquired  Portfolio,  and at the Closing  Date,  the  prospectus  and statement of additional information  included in the  Registration  Statement  will not contain any untrue  statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.
         --------------------------------------------------------------------------

         The consummation of the Plan with respect to the Acquiring  Portfolio and the Acquired  Portfolio shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Portfolios shall be true and correct as of the Closing  with the same effect as though  made as of and at such date;  (ii)  performance  of all obligations  required  by this Plan to be  performed  by the Trust on behalf of the  Portfolios  shall  occur  prior to the
Closing;  and (iii) the Trust shall execute a certificate  signed by the President or a Vice President and by the Secretary
or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted and approved by the  appropriate  action of the Board of Trustees of the Trust on behalf of the Portfolios.

         (c)      That the U.S. Securities and Exchange  Commission shall not have issued an unfavorable  management report under  Section  25(b) of the  1940  Act or  instituted  or  threatened  to  institute  any  proceeding  seeking  to  enjoin consummation  of the Plan under  Section  25(c) of the 1940 Act.  And,  further,  no other legal,  administrative  or other proceeding  shall have been instituted or threatened that would  materially  affect the financial  condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each Portfolio,  prior to the Closing
Date that,  together  with all  previous  distributions,  shall have the effect of  distributing  to  shareholders  of each
Portfolio (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in such form and with such qualifications or limitations, if any, as reasonably may be acceptable to the Trust from Messrs. Stradley Ronon
Stevens & Young, LLP, to the effect that,

                           (1)      Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring
Portfolio on receipt of assets of the Acquired Portfolio in exchange for the Acquiring Portfolio's voting stock and assumption of the Acquired Portfolio's liabilities;

                           (2)      Any gains recognized by the Acquired Portfolio as a result of the transaction contemplated hereby will be offset by a deduction for dividends paid to its shareholders; and

                           (3)      No gain or loss will be recognized by any  Contractowner  for whom shares of either the
Acquiring  Portfolio or the Acquired  Portfolio are  underlying  investments  as a result of the  transaction  contemplated hereby.

         In giving the opinions set forth above,  counsel may state that it is relying on representations  and certificates of the  officers  of the Trust with  regard to matters of fact,  and  certain  certifications  and  written  statements  of governmental officials with respect to the good standing of the Trust.

         (g)      That there shall be delivered to the Trust on behalf of the  Portfolios  an opinion in form and substance satisfactory  to it from Messrs.  Stradley Ronon Stevens & Young,  LLP, to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent  conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Portfolio  Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                           (2)      All actions  required  to be taken by the Trust  and/or  Portfolios  to  authorize  and effect the Plan  contemplated  hereby have been duly  authorized by all  necessary  action on the part of the Trust and the
Portfolios;

                           (3)      Neither the execution,  delivery nor performance of this Plan by the Trust violates any provision of the Trust's  Amended and Restated  Declaration  of Trust or By-laws,  or the  provisions  of any  agreement or other instrument  known to such counsel to which the Trust is a party or by which the Portfolios are otherwise bound;  this
Plan is the legal,  valid and binding  obligation  of the Trust and each  Portfolio  and is  enforceable  against the Trust and/or each Portfolio in accordance with its terms; and

                           (4)      The Trust's registration  statement, of which the prospectus dated May 1, 2003 relating to each  Portfolio (the  "Prospectus")  is a part,  is, at the time of the signing of this Plan,  effective  under the 1933
Act,  and,  to the best  knowledge  of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration statement has been issued,  and no  proceedings  for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities  and  Exchange  Commission  under the 1933 Act, and nothing has come to  counsel's  attention  that causes it to believe that, at the time the Prospectus became  effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements  and other  financial and  statistical  data included therein,  as to which counsel need not express an opinion),  contained  any untrue  statement of a material fact or omitted to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact,  and certain  certifications  and written  statements of  governmental  officials with respect to the good standing of the Trust.

         (h)      That the Trust's  Registration  Statement with respect to the Acquiring  Portfolio Shares to be delivered to the Acquired  Portfolio's  shareholders  in  accordance  with this Plan shall have become  effective,  and no stop order suspending the effectiveness of the Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (i)      That  the  Acquiring  Portfolio  Shares  to be  delivered  hereunder  shall be  eligible  for sale by the
Acquiring  Portfolio  with each state  commission or agency with which such  eligibility is required in order to permit the
Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

9.       Expenses.
         ---------

         (a)      The Trust  represents  and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by American
Skandia Investment Services, Incorporated or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained  in this  Plan to the  contrary  notwithstanding,  this  Plan may be  terminated  and abandoned at any time (whether  before or after approval  thereof by the  shareholders of an Acquired  Portfolio)  prior to the Closing or the Closing may be postponed by the Trust on behalf of a Portfolio by  resolution  of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If  the  transactions   contemplated  by  this  Plan  have  not  been  consummated  by  [  ],  2004,  the
Plan shall  automatically  terminate on that date,  unless a later date is agreed to by the Trust on behalf of the relevant
Portfolios.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the  Acquiring  Portfolio  or Acquired  Portfolio,  and neither the Trust,  the
Acquiring  Portfolio  nor the Acquired  Portfolio,  nor the  directors,  officers,  agents or  shareholders  shall have any liability in respect of this Plan.

         (d)      At any time prior to the Closing,  any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Trust's  Board of Trustees if, in the judgment of such Board of Trustees,  such action or waiver will not have a material  adverse  affect on the benefits  intended  under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations and warranties  contained in Sections 4 to 6 hereof shall expire with and be  terminated  by the Plan of  Reorganization,  and  neither  the  Trust  nor any of its  officers,  directors,  agents or shareholders  nor  the  Portfolios  nor  any  of  their  shareholders  shall  have  any  liability  with  respect  to  such representations  or  warranties  after the  Closing.  This  provision  shall not protect any  officer,  director,  agent or shareholder  of any of the  Portfolios or the Trust  against any liability to the entity for which that officer,  director, agent or shareholder so acts or to any of the Trust's  shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence,  or reckless  disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange Commission with respect to this Plan shall be issued  prior to the  Closing  and shall  impose  any terms or  conditions  that are  determined  by action of the Board of
Trustees of the Trust on behalf of the  Portfolios to be  acceptable,  such terms and  conditions  shall be binding as if a part of this Plan without further vote or approval of the  shareholders of the Acquired  Portfolios,  unless such terms and conditions  shall result in a change in the method of computing  the number of Acquiring  Portfolio  Shares to be issued to the  Acquired  Portfolio  in which  event,  unless  such  terms  and  conditions  shall  have  been  included  in the proxy solicitation  material  furnished  to the  shareholders  of the  Acquired  Portfolio  prior to the  meeting  at  which  the transactions  contemplated  by this Plan shall have been approved,  this Plan shall not be consummated  and shall terminate unless the Trust on behalf of the Acquired  Portfolio  shall promptly call a special  meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This  Plan  embodies  the  entire  plan of the  Trust on behalf  of the  Portfolios  and there are no  agreements, understandings,  restrictions,  or  warranties  between the parties  other than those set forth  herein or herein  provided for.  This Plan may be amended  only by the Trust on behalf of a Portfolio  in writing.  Neither this Plan nor any interest herein may be assigned  without the prior  written  consent of the Trust on behalf of the  Portfolio  corresponding  to the
Portfolio making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand  required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Trust at One Corporate
Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------

         This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

         IN WITNESS WHEREOF,  American Skandia Trust, on behalf of the AST American Century  International Growth Portfolio
and AST William Blair  International  Growth Portfolio,  has executed this Plan by its duly authorized  officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA TRUST
                                                   on behalf of
                                                   AST American Century International Growth Portfolio,
                                                   AST William Blair International Growth Portfolio.

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                         EXHIBIT B

                                               Prospectus dated MAY 1, 2003

         The Prospectus for the AST PIMCO Total Return Bond Portfolio of American  Skandia Trust dated May 1, 2003, is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

--------

* If your shares are held of record by a broker-dealer, you will need to obtain a "legal proxy" from your broker-dealer and present it at the Meeting for inspection in order to vote in person at the Meeting.

                                                   EXHIBIT C

                                       Annual report dated December 31, 2003

         American  Skandia  Trust's Annual Report to  Shareholders  for the fiscal year ended on December 31, 2002, is  part  of  this  Prospectus/Proxy  Statement  and  will  be  included  in  the  proxy  solicitation  mailing  to shareholders.  For purposes of this EDGAR filing, the  above-referenced  Shareholder Report is incorporated  herein by reference to the electronic filing of Form N-30D made on March ___, 2004.

                                        STATEMENT OF ADDITIONAL INFORMATION
                                                        FOR
                                              AMERICAN SKANDIA TRUST
                                                Dated April , 2004

                                           Acquisition of the Assets of
                             the AST American Century International Growth Portfolio,
                                        a series of American Skandia Trust

                                       By and in exchange for shares of the
                               the AST William Blair International Growth Portfolio,
                                      also a series of American Skandia Trust

         This  Statement  of  Additional  Information  (SAI)  relates  specifically  to the  proposed  delivery  of substantially  all of the assets of the AST American Century  International  Growth Portfolio for shares of the AST
William Blair International Growth Portfolio.

         This SAI  consists of this Cover Page and the  following  documents.  Each of these  documents is enclosed with and is legally considered to be a part of this SAI:

         1. American  Skandia  Trust's  Statement of Additional  Information  dated April 30, 2003, as supplemented
May 16, 2003 and January 26,2004; and

         2. Pro Forma Financial Statements.

         This  SAI is not a  Prospectus;  you  should  read  this  SAI in  conjunction  with  the  Prospectus/Proxy
Statement  dated  April ,  2004,  relating  to the  above-referenced  transaction.  You can  request  a copy of the
Prospectus/Proxy  Statement by calling  1-800-752-6342 or by writing to the American Skandia Trust at One Corporate
Drive, P.O. Box 883, Shelton, CT 06484.

                                                AttachmentS to SAI

         The American Skandia Trust Statement of Additional  Information  dated April 30, 2003, is part of this SAI and  will  be  provided  to all  shareholders  requesting  this  SAI.  For  purposes  of  this  EDGAR  filing,  the above-referenced  SAI is  incorporated  herein by  reference  to the  electronic  filings  of the  Trust's  SAI and supplement  made on April 30, 2003 in Form N-1A under Rule  485(b),  and on May 16, 2003 and January 26, 2004 under
Rule 497, respectively.

PRO FORMA SCHEDULE OF INVESTMENTS
AST American Century International Growth into AST William Blair International Growth
FOR PERIOD ENDED DECEMBER 31, 2003

                                                                                                                                                     American Century IntWilliamnBlairoInternatioPRO FORMAh      American Century InternatWilliamrBlair International GPROtFORMA
                                                                                                                                                          SHARES              SHARES             COMBINED              VALUE ($)              VALUE ($)              COMBINED ($)

LONG-TERM INVESTMENTS

COMMON STOCK
                        Australia                                     BHP Billiton Ltd.                                                                         409,484                   -             409,484                3,760,923                   -              3,760,923
                                                                      Commonwealth Bank of Australia                                                            163,890                   -             163,890                3,636,567                   -              3,636,567
                                                                      Macquarie Bank Ltd.                                                                             -             183,000             183,000                        -           4,903,054              4,903,054
                                                                      Toll Holdings Ltd.                                                                              -             755,800             755,800                        -           4,698,018              4,698,018
                                                                      Virgin Blue Holdings Ltd.                                                                       -           1,057,600           1,057,600                        -           1,896,497              1,896,497

                        Austria                                       Erste Bank der Oesterreichischen Sparkassen AG                                             31,190              65,900              97,090                3,854,294           8,143,571             11,997,865

                        Brazil                                        Companhia de Bebidas das Americas                                                               -          18,900,000          18,900,000                        -           4,841,282              4,841,282
                                                                      Tele Norte Leste Participacoes SA (ADR)                                                    30,423                   -              30,423                  469,427                   -                469,427

                        Canada                                        Manulife Financial Corp.                                                                        -             375,100             375,100                        -          12,263,861             12,263,861
                                                                      Petro-Canada                                                                                    -             204,400             204,400                        -          10,108,883             10,108,883
                                                                      Precision Drilling Corp.                                                                        -              59,200              59,200                        -           2,599,807              2,599,807
                                                                      Research in Motion Ltd.                                                                         -              86,100              86,100                        -           5,777,978              5,777,978
                                                                      Shoppers Drug Mart Corp.                                                                        -             147,100             147,100                        -           3,311,386              3,311,386

                        Denmark                                       A P Moller - Maersk A/S (Class "B" Stock)                                                     214                   -                 214                1,544,328                   -              1,544,328

                        Exchange-Trade Fund                           iShares MSCI EAFE Index Fund                                                                    -             242,700             242,700                        -          33,130,977             33,130,977

                        Finland                                       Nokia Corp. (ADR)                                                                         175,470                   -             175,470                2,982,990                   -              2,982,990

                        France                                        Accor SA                                                                                  100,444                   -             100,444                4,548,360                   -              4,548,360
                                                                      Axa SA                                                                                    206,860                   -             206,860                4,427,869                   -              4,427,869
                                                                      Credit Agricole SA                                                                        311,180                   -             311,180                7,430,168                   -              7,430,168
                                                                      Dassault Systemes SA                                                                            -             108,800             108,800                        -           4,962,422              4,962,422
                                                                      Dior (Christian) SA                                                                             -             175,600             175,600                        -          10,638,329             10,638,329
                                                                      France Telecom SA                                                                         179,282                   -             179,282                5,124,281                   -              5,124,281
                                                                      Groupe Donne SA                                                                            25,250                   -              25,250                4,121,279                   -              4,121,279
                                                                      Klepierre                                                                                       -              51,800              51,800                        -           3,116,625              3,116,625
                                                                      LVMH Moet Hennessy Louis Vuitton SA                                                        62,238                   -              62,238                4,529,683                   -              4,529,683
                                                                      Publicis Groupe                                                                            49,467                   -              49,467                1,603,559                   -              1,603,559
                                                                      Renault SA                                                                                 38,150                   -              38,150                2,632,196                   -              2,632,196
                                                                      Societe Generale (Class "A" Stock)                                                         85,020                   -              85,020                7,506,811                   -              7,506,811
                                                                      Total SA                                                                                   41,750                   -              41,750                7,762,299                   -              7,762,299
                                                                      Vinci SA                                                                                   15,910                   -              15,910                1,317,472                   -              1,317,472
                                                                      Vivendi Universal SA                                                                       78,320                   -              78,320                1,903,666                   -              1,903,666
                                                                      Wanadoo                                                                                   274,675                   -             274,675                2,252,002                   -              2,252,002

                        Germany                                       BASF AG                                                                                    23,330                   -              23,330                1,311,871                   -              1,311,871
                                                                      Bayerische Motoren Werke AG                                                                     -             219,100             219,100                        -          10,156,313             10,156,313
                                                                      Commerzbank AG                                                                            105,200                   -             105,200                2,063,396                   -              2,063,396
                                                                      Deutsche Boerse AG                                                                         46,770                   -              46,770                2,557,366                   -              2,557,366
                                                                      Deutsche Telecom AG                                                                       271,955                   -             271,955                4,977,380                   -              4,977,380
                                                                      E.ON AG                                                                                    38,761                   -              38,761                2,529,634                   -              2,529,634
                                                                      Linde AG                                                                                   34,210                   -              34,210                1,842,542                   -              1,842,542
                                                                      Metro AG                                                                                   87,373                   -              87,373                3,851,774                   -              3,851,774
                                                                      Puma AG Rudolf Dassler Sport                                                               12,310              27,900              40,210                2,173,814           4,926,842              7,100,656
                                                                      SAP AG                                                                                     31,200              82,800             114,000                5,240,010          13,906,180             19,146,190
                                                                      Siemens AG                                                                                 94,490                   -              94,490                7,568,258                   -              7,568,258
                                                                      T-Online International AG                                                                 270,121                   -             270,121                3,509,392                   -              3,509,392

                        Greece                                        Alpha Bank AE                                                                              42,240                   -              42,240                1,277,643                   -              1,277,643
                                                                      Coca-Cola Hellenic Bottling Co. SA                                                              -             304,000             304,000                        -           6,334,612              6,334,612
                                                                      Public Power Corp.                                                                         48,230                   -              48,230                1,192,366                   -              1,192,366

                        Hong Kong                                     Cheung Kong Holdings Ltd.                                                                 228,000                   -             228,000                1,813,463                   -              1,813,463
                                                                      China Life Insurance Co. Ltd. (Class "H" Stock)                                         2,104,000                   -           2,104,000                1,720,903                                  1,720,903
                                                                      CNOOC Ltd.                                                                                667,000                   -             667,000                1,305,889                                  1,305,889
                                                                      Espirit Holdings Ltd.                                                                           -             927,000             927,000                        -           3,086,577              3,086,577
                                                                      Huaneng Power International, Inc.                                                       1,476,000           2,498,000           3,974,000                2,557,087           4,327,644              6,884,731
                                                                      Li & Fung Ltd.                                                                                  -           3,616,000           3,616,000                        -           6,194,652              6,194,652
                                                                      PetroChina Co. Ltd. (Class "H" Stock)                                                   2,535,000                   -           2,535,000                1,453,031                   -              1,453,031
                                                                      Sinopec Shanghai Petrochemical Co. Ltd. (Class "H" Stock)                               6,582,000                   -           6,582,000                2,924,918                   -              2,924,918
                                                                      Sun Hung Kai Properties Ltd.                                                              182,000                   -             182,000                1,506,196                   -              1,506,196
                                                                      Techtronic Industries Co. Ltd.                                                                  -           2,506,080           2,506,080                        -           6,956,312              6,956,312

                        Hungary                                       Gedeon Richter Rt.                                                                          6,380                   -               6,380                  755,295                   -                755,295
                                                                      OTP Bank Rt.                                                                               81,580                   -              81,580                1,052,117                   -              1,052,117

                        India                                         HDFC Bank Ltd.                                                                                  -             332,500             332,500                        -           2,672,025              2,672,025
                                                                      Infosys Technologies Ltd.                                                                       -              47,609              47,609                        -           5,805,637              5,805,637
                                                                      Reliance Industries Ltd.                                                                   75,700                   -              75,700                  950,709                   -                950,709

                        Indonesia                                     PT Unilever Indonesia Tbk                                                                       -           4,759,500           4,759,500                        -           2,048,464              2,048,464

                        Ireland                                       Anglo Irish Bank Corp. PLC                                                                182,980             329,112             512,092                2,887,336           5,193,228              8,080,564
                                                                      CRH PLC                                                                                   162,564                   -             162,564                3,336,171                   -              3,336,171
                                                                      Depfa Bank PLC                                                                             14,820                   -              14,820                1,871,193                   -              1,871,193
                                                                      Ryanair Holdings PLC (ADR)                                                                 36,080             131,800             167,880                1,827,091           6,674,352              8,501,443

                        Israel                                        Teva Pharmaceutical Industries Ltd. (ADR)                                                  75,947              87,900             163,847                4,306,954           4,984,809              9,291,763

                        Italy                                         Banca Intesa SPA                                                                          751,810                   -             751,810                2,939,721                   -              2,939,721
                                                                      Banco Popolare di Verona e Novara Scrl                                                    162,200             388,200             550,400                2,745,616           6,571,195              9,316,811
                                                                      Merloni Elettrodomestici SPA                                                                    -             199,800             199,800                        -           3,767,672              3,767,672

                        Japan                                         Askul Corp.                                                                                     -             104,800             104,800                        -           5,143,678              5,143,678
                                                                      Bank of Yokohama Ltd. (The)                                                               343,000                   -             343,000                1,593,860                   -              1,593,860
                                                                      Canon, Inc.                                                                                34,000             216,800             250,800                1,583,092          10,094,541             11,677,633
                                                                      Chugai Pharmaceutical Co. Ltd.                                                            146,998                   -             146,998                2,113,688                   -              2,113,688
                                                                      Denso Corp.                                                                               136,900                   -             136,900                2,695,335                   -              2,695,335
                                                                      Dentsu, Inc.                                                                                  234                   -                 234                1,179,061                   -              1,179,061
                                                                      Fanuc Ltd.                                                                                 79,800             128,600             208,400                4,780,405           7,703,760             12,484,165
                                                                      Fast Retailing Co. Ltd.                                                                    24,500                   -              24,500                1,488,243                   -              1,488,243
                                                                      Hino Motors Ltd.                                                                                -             894,000             894,000                        -           6,373,201              6,373,201
                                                                      Hoya Corp.                                                                                 41,600              82,800             124,400                3,819,576           7,602,426             11,422,002
                                                                      JSR Corp.                                                                                  68,000                   -              68,000                1,519,642                   -              1,519,642
                                                                      KDDI Corp.                                                                                    540                   -                 540                3,093,776                   -              3,093,776
                                                                      Keyence Corp.                                                                              12,000              52,700              64,700                2,529,439          11,108,455             13,637,894
                                                                      Marui Co. Ltd.                                                                            255,900                   -             255,900                3,223,523                   -              3,223,523
                                                                      Matsushita Electric Industrial Co. Ltd.                                                    66,000                   -              66,000                  912,681                   -                912,681
                                                                      Mitsubishi Corp.                                                                          643,000                   -             643,000                6,815,789                   -              6,815,789
                                                                      NEC Corp.                                                                                 529,000                   -             529,000                3,894,569                   -              3,894,569
                                                                      NEC Electronics Corp.                                                                           -              32,929              32,929                        -           2,408,914              2,408,914
                                                                      Nissan Motor Co. Ltd.                                                                     536,000             718,700           1,254,700                6,121,713           8,208,349             14,330,062
                                                                      Nitto Denko Corp.                                                                          32,100             136,000             168,100                1,707,287           7,233,368              8,940,655
                                                                      NOK Corp.                                                                                  37,000                   -              37,000                1,346,459                   -              1,346,459
                                                                      Nomura Holdings, Inc.                                                                           -             779,000             779,000                        -          13,265,607             13,265,607
                                                                      Oracle Corp.                                                                                    -              68,000              68,000                        -           3,521,508              3,521,508
                                                                      Orix Corp.                                                                                 34,300                   -              34,300                2,835,663                   -              2,835,663
                                                                      Pioneer Corp.                                                                                   -             177,800             177,800                        -           4,910,777              4,910,777
                                                                      Seiko Epson Corp.                                                                          16,900                   -              16,900                  788,467                   -                788,467
                                                                      Sharp Corp.                                                                               234,000             431,800             665,800                3,692,209           6,813,229             10,505,438
                                                                      SMC Corp.                                                                                       -              86,700              86,700                        -          10,791,994             10,791,994
                                                                      Sumitomo Mitsui Financial Group, Inc.                                                         870                   -                 870                4,635,346                   -              4,635,346
                                                                      Sumitomo Trust & Banking Co. Ltd.                                                               -           2,175,000           2,175,000                        -          12,785,762             12,785,762
                                                                      Tokyo Electron Ltd.                                                                        24,900                   -              24,900                1,891,257                   -              1,891,257
                                                                      Tokyu Corp.                                                                               425,000                   -             425,000                2,181,114                   -              2,181,114
                                                                      Toray Industries, Inc.                                                                    200,000                   -             200,000                  836,055                   -                836,055
                                                                      Toyota Motor Corp.                                                                         22,000                   -              22,000                  743,118                   -                743,118
                                                                      Yahoo! Japan Corp.                                                                            162                   -                 162                2,176,729                   -              2,176,729

                        Korea                                         Kookmin Bank                                                                                    -             109,600             109,600                        -           4,107,125              4,107,125
                                                                      Samsung Electronics Co. Ltd.                                                               13,330              25,390              38,720                5,045,598           9,610,483             14,656,081

                        Mexico                                        America Movil (Class "L" Stock) (ADR)                                                      86,800                   -              86,800                2,373,112                   -              2,373,112
                                                                      America Movil SA de CV                                                                          -           2,816,300           2,816,300                        -           3,874,613              3,874,613
                                                                      Grupo Financiero BBVA Bancomer SA de CV                                                         -           3,144,900           3,144,900                        -           2,686,693              2,686,693
                                                                      Wal-Mart de Mexico SA de CV (Class "C" Stock)                                                   -           1,584,500           1,584,500                        -           4,237,178              4,237,178

                        Netherlands                                   Aegon NV                                                                                   90,940                   -              90,940                1,345,517                   -              1,345,517
                                                                      ING Groep NV                                                                              198,960                   -             198,960                4,640,225                   -              4,640,225
                                                                      Koninklijke (Royal) Philips Electronics NV NY Reg.                                        131,009                   -             131,009                3,811,052                   -              3,811,052

                        Norway                                        Telenor ASA                                                                               289,630                   -             289,630                1,893,775                   -              1,893,775

                        Russia                                        Mobile Telesystems (ADR)                                                                   23,848                   -              23,848                1,974,614                   -              1,974,614

                        Singapore                                     Venture Corp. Ltd.                                                                              -             334,900             334,900                        -           3,943,944              3,943,944

                        South Africa                                  MTN Group  Ltd.                                                                           293,980                   -             293,980                1,252,993                   -              1,252,993

                        Spain                                         Actividades de Construccion y Servicios SA                                                 21,807                   -              21,807                1,064,494                   -              1,064,494
                                                                      Banco Popular Espanol SA                                                                        -             114,900             114,900                        -           6,855,159              6,855,159
                                                                      Grupo Ferrovial SA                                                                              -             103,000             103,000                        -           3,609,157              3,609,157
                                                                      Telefonica SA                                                                             283,380                   -             283,380                4,160,625                   -              4,160,625

                        Sweden                                        Atlas Copco AB (Class "A" Stock)                                                           69,650              67,400             137,050                2,489,361           2,412,061              4,901,422
                                                                      Ericson, (L.M.) Telefonaktiebolaget (Class "B" Stock)                                   1,085,710                   -           1,085,710                1,946,501                   -              1,946,501
                                                                      Foreningsparbanken AB                                                                      69,697                   -              69,697                1,370,634                   -              1,370,634
                                                                      Tele2 AB (Class "B" Stock)                                                                 46,249                   -              46,249                2,468,225                   -              2,468,225
                                                                      Volvo AB (Class "B" Stock)                                                                114,460                   -             114,460                3,499,673                   -              3,499,673

                        Switzerland                                   ABB Ltd.                                                                                  495,278                   -             495,278                2,510,930                   -              2,510,930
                                                                      Adecco SA                                                                                  78,205             169,900             248,105                5,027,126          10,921,407             15,948,533
                                                                      Clariant AG                                                                                96,556                   -              96,556                1,424,821                   -              1,424,821
                                                                      Compagnie Financiere Richemont AG (Class "A" Stock)                                        74,370                   -              74,370                1,785,962                   -              1,785,962
                                                                      Credit Suisse Group                                                                       229,400                                 229,400                8,393,248                   -              8,393,248
                                                                      Julius Baer Holdings Ltd. (Class "B" Stock)                                                 5,190                                   5,190                1,749,933                   -              1,749,933
                                                                      Logitech International SA                                                                       -              69,000              69,000                        -           2,984,839              2,984,839
                                                                      Roche Holding AG                                                                           65,501                   -              65,501                6,607,034                   -              6,607,034
                                                                      Swiss Life Holding                                                                         26,043                   -              26,043                4,780,078                   -              4,780,078
                                                                      UBS AG                                                                                     56,120             211,370             267,490                3,843,432          14,475,876             18,319,308
                                                                      Zurich Financial Services AG                                                                9,370                   -               9,370                1,348,583                   -              1,348,583

                        Taiwan                                        Acer, Inc.                                                                                496,000                   -             496,000                  737,791                   -                737,791
                                                                      China Steel Corp.                                                                          71,351                   -              71,351                1,185,333                   -              1,185,333
                                                                      Hon Hai Precision Industry Co. Ltd.                                                             -           1,684,000           1,684,000                        -           6,621,914              6,621,914
                                                                      MediaTek, Inc.                                                                                  -             391,000             391,000                        -           3,673,903              3,673,903
                                                                      Quanta Computer, Inc.                                                                           -           1,837,300           1,837,300                        -           4,518,838              4,518,838
                                                                      Taiwan Semiconductor Manufacturing Co. Ltd.                                               606,800                   -             606,800                1,134,957                   -              1,134,957

                        Thailand                                      Bangkok Bank Public Co. Ltd.                                                                    -             553,000             553,000                        -           1,521,282              1,521,282
                                                                      Bangkok Bank Public Co. Ltd.                                                                    -             299,500             299,500                        -             869,266                869,266

                        United Kingdom                                3i Group PLC                                                                                    -             542,800             542,800                        -           6,000,233              6,000,233
                                                                      Abbey National PLC                                                                        335,487                   -             335,487                3,189,051                   -              3,189,051
                                                                      Acambis PLC                                                                                     -             407,000             407,000                        -           2,224,034              2,224,034
                                                                      Alliance & Leicester PLC                                                                  162,789                   -             162,789                2,587,792                   -              2,587,792
                                                                      AstraZeneca PLC                                                                            51,030                   -              51,030                2,448,227                   -              2,448,227
                                                                      BG Group PLC                                                                                    -           2,607,600           2,607,600                        -          13,385,533             13,385,533
                                                                      BHP Billiton PLC                                                                                -             593,400             593,400                        -           5,183,924              5,183,924
                                                                      BP PLC                                                                                  1,064,590                   -           1,064,590                8,633,203                   -              8,633,203
                                                                      British Sky Broadcasting Group PLC                                                        304,250             982,300           1,286,550                3,828,928          12,362,058             16,190,986
                                                                      Cadbury Schweppes PLC                                                                     235,100                   -             235,100                1,726,603                   -              1,726,603
                                                                      Capita Group PLC                                                                                -             835,800             835,800                        -           3,635,800              3,635,800
                                                                      Exel PLC                                                                                  192,600                   -             192,600                2,546,233                   -              2,546,233
                                                                      GlaxoSmithKline PLC                                                                       297,300                   -             297,300                6,812,338                   -              6,812,338
                                                                      Hays PLC                                                                                1,153,720                   -           1,153,720                2,478,409                   -              2,478,409
                                                                      HBOS PLC                                                                                  123,890             868,905             992,795                1,604,597          11,253,876             12,858,473
                                                                      HSBC Holdings PLC                                                                         353,800                   -             353,800                5,560,881                   -              5,560,881
                                                                      Man Group PLC                                                                             119,545             245,200             364,745                3,126,604           6,413,011              9,539,615
                                                                      Marks & Spencer Group PLC                                                                 182,500                   -             182,500                  944,174                   -                944,174
                                                                      mmO2 PLC                                                                                1,632,376                   -           1,632,376                2,250,102                   -              2,250,102
                                                                      Next PLC                                                                                  121,410                   -             121,410                2,440,762                   -              2,440,762
                                                                      Reckitt Benckiser PLC                                                                     250,725             331,600             582,325                5,673,303           7,503,310             13,176,613
                                                                      Rio Tinto PLC                                                                              91,010                   -              91,010                2,513,890                   -              2,513,890
                                                                      Smith & Nephew PLC                                                                        176,100                   -             176,100                1,479,295                   -              1,479,295
                                                                      Standard Chartered PLC                                                                          -             680,500             680,500                        -          11,237,916             11,237,916
                                                                      Tesco PLC                                                                                 628,120           2,505,200           3,133,320                2,898,228          11,559,322             14,457,550
                                                                      United Business Media PLC                                                                 229,110                   -             229,110                2,009,701                   -              2,009,701
                                                                      Vodafone Group PLC                                                                      3,136,283                   -           3,136,283                7,776,002                   -              7,776,002
                                                                      WPP Group PLC                                                                             438,309                   -             438,309                4,303,763                   -              4,303,763

                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                                                                           39,063,850          69,072,295         108,136,145              374,353,119         499,647,528            874,000,647
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
(COST $310,886,261, $379,987,706, AND $690,873,967, respectively)

PREFERRED STOCK
                        Germany                                       Porsche AG                                                                                  4,470                   -               4,470                2,652,907                   -              2,652,907

(Cost $2,127,773, $0, & $2,127,773, respectively)

                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS                                                                                                                                  39,068,320          69,072,295         108,140,615              377,006,026         499,647,528            876,653,554
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
(COST $313,014,034, $379,987,706, $693,001,740, respectively)

SHORT-TERM INVESTMENTS

Registered Investment Company
                                                                      J.P. Morgan Prime II Money Market Fund                                                     44,156                   -              44,156                   44,156                   -                 44,156
(Cost $44,156, $0, & $44,156, respectively)

U.S. Government Agency Obligations
                                                                      Federal Home Loan Bank                                    0.700      1/2/2004               2,300                   -               2,300                2,299,955                   -              2,299,955
(Cost $2,299,955, $0, & $2,299,955, respectively)

                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                                                                     46,456                   -              46,456                2,344,111                   -              2,344,111
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
(COST $2,344,111, $0, & $2,344,111, respectively)

                                                                                                                                                                                                                --------------------------------------------------------------------
TOTAL INVESTMENTS                                                                                                                                                                                                            379,350,137         499,647,528            878,997,665
(COST $315,358,145, $379,987,706, AND $695,345,851, respectively)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                                                                         (1,022,699)        141,901,458            140,794,493
                                                                                                                                                                                                                --------------------------------------------------------------------

TOTAL NET ASSETS                                                                                                                                                                                                           $ 378,327,438       $ 641,548,986        $ 1,019,876,424
                                                                                                                                                                                                                ====================================================================

AMERICAN SKANDIA TRUST
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
(Amounts in thousands)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                            --------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AST American Century International Growth AST William Blair International Growth        Adjustments                   Proforma Combined AST William Blair International Growth
                                                                                            ----------------------------------------------------------------------------------------------------------------       ---------------------------------
Assets
          Investments in securities at value (A)                                          $                          379,350        $                         499,648    $                                -      $                          878,998
          Cash                                                                                                             -                                  168,121                                                                       168,121
          Foreign Currency at value (B)                                                                                  398                                    1,091                                     -                                   1,489
          Unrealized appreciation on foreign curreny exchange contracts                                                   11                                        -                                     -                                      11
          Receivable for:
              Securities sold                                                                                          4,539                                   66,441                                     -                                  70,980
              Dividends and interest                                                                                     797                                      549                                     -                                   1,346
              Fund shares sold                                                                                             2                                    5,684                                     -                                   5,686
              Future variation margin                                                                                      -                                        -                                     -                                       -
          Other assets                                                                                                     4                                        4                                     -                                       8
                                                                                            ---------------------------------         --------------------------------     ---------------------------------       ---------------------------------
                    Total Assets                                                                                     385,101                                  741,538                                     -                               1,126,639
                                                                                            ---------------------------------         --------------------------------     ---------------------------------       ---------------------------------

Liabilities
          Cash overdraft                                                                                                   -                                        -                                     -                                       -
          Unrealized depreciation on foreign currency exchange contracts                                                   7                                        -                                     -                                       7
          Payable for:                                                                                                     -                                        -                                     -                                       -
              Securities purchased                                                                                     6,257                                   99,391                                     -                                 105,648
              Fund shares redeemed                                                                                       233                                        -                                     -                                     233
              Futures variation margin                                                                                     -                                        -                                     -                                       -
              Advisory fees                                                                                              151                                      145                                     -                                     296
              Shareholder servicing fees                                                                                   5                                        8                                     -                                      13
              Deferred directors compensation                                                                              8                                       11                                     -                                      19
              Accrued expenses and other liabilities                                                                     113                                       81                                     -                                     194
              Accrued foreign cap gain tax                                                                                 -                                      353                                     -                                     353
                                                                                            ---------------------------------         --------------------------------     ---------------------------------       ---------------------------------
                    Total Liabilities                                                                                  6,774                                   99,989                                     -                                 106,763
                                                                                            ---------------------------------         --------------------------------     ---------------------------------       ---------------------------------
Net Assets                                                                                $                          378,327        $                         641,549    $                                -      $                        1,019,876
                                                                                            =================================         ================================     =================================       =================================

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                       $                               32        $                              61    $                                5 (a) $                                98
Additional paid-in capital                                                                                           603,949                                  784,031                                    (5)(a)                           1,387,975
Undistributed net investment income (loss)                                                                              (285)                                   1,091                                     -                                     806
Accumulated net realized gain on investments                                                                        (289,477)                                (263,006)                                    -                                (552,483)
Accumulated net unrealized appreciation on investments                                                                64,108                                  119,372                                     -                                 183,480
                                                                                            ---------------------------------         --------------------------------     ---------------------------------       ---------------------------------
Net Assets                                                                                $                          378,327        $                         641,549    $                                -      $                        1,019,876
                                                                                            =================================         ================================     =================================       =================================
Shares of common stock outstanding                                                                                    31,507                                   61,424                                 4,739 (a)                              97,670
Net asset value, offering and redemption price per share                                  $                            12.01        $                           10.44    $                                -      $                            10.44
                                                                                            =================================         ================================     =================================       =================================

(A) Investments at cost                                                                   $                          315,358        $                         379,988    $                                -      $                          695,346
                                                                                            =================================         ================================     =================================       =================================
(B) Foreign currency at cost                                                              $                              398        $                           1,088    $                                -      $                            1,486
                                                                                            =================================         ================================     =================================       =================================
(C) Premiums Received for Written Options                                                 $                                -        $                               -    $                                -      $                                -
                                                                                            =================================         ================================     =================================       =================================
(D) Securities Loaned at Value                                                            $                                -        $                               -    $                                -      $                                -
                                                                                            =================================         ================================     =================================       =================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

(a)  Reflects the change in shares and par value of AST American Century International Growth II upon conversion to AST American Century International Growth.

See Notes to Pro Forma Financial Statements.

                                                                 Pro-Forma Financial Statements
                                                             Pro Forma Statement of Operations
                                                                    For Year ended December 31, 2003

                                                             AST American Century International GASTtWilliam Blair International Growth       Adjusting Entries               Pro-Forma Combined AST William Blair International Growth
                                                             ----------------------------------------------------------------------------------------------------------       ----------------------------------
Statement of Operations:
Interest                                                                              $ -                                $ 236                                                                            $ 236
Dividends                                                                                        7,579                   6,347                                                                           13,926
Security Lending                                                                                       -                     -                                                                                -
Foreign taxes Withheld                                                               (883)                                (678)                                                                          (1,561)
                                                             -----------------------------       ------------------------------                                               ----------------------------------
    Total Income                                                                    6,696                                5,905                                                                                           12,601
                                                             -----------------------------       ------------------------------                                               ----------------------------------

Expenses:
  Investment advisory fees                                                          3,456                                3,710                                                          0                 7,166
  Shareholder servicing fees                                                          345                                  371                                                        (0)                   716
  Administration and accounting fees                                                  287                                  297                                          (a)       (186)                     398
  Custodian fees                                                                      341                                  127                                          (a)        (118)                    350
  Distribution fees                                                                     -                                  401                                                         -                    401
  Audit and legal fees                                                                 21                                   22                                          (a)          (21)                    22
  Trustee's fees                                                                       14                                   13                                          (b)             6                    33
  Interest expenses                                                                     6                                    4                                          (a)          (10)                     -
  Miscellaneous                                                                        25                                   21                                          (a)          (21)                    25
                                                             -----------------------------       ------------------------------        --------------------------------       ----------------------------------

     Total expenses                                                                 4,495                                4,966                                    (350)                                   9,111
 Less: Advisory fees and expense reimbursements                                         -                                 (371)                                                                            (717)
 Less: Fees paid indirectly                                                             -                                 (401)                                                                            (401)
                                                             -----------------------------       ------------------------------        --------------------------------       ----------------------------------
     Net expenses                                                                   4,495                                4,194                                    (350)                                   7,993
                                                             -----------------------------       ------------------------------        --------------------------------       ----------------------------------

Net investment income                                                               2,201                                1,711                                                                            4,608
                                                             -----------------------------       ------------------------------                                               ----------------------------------

Realized and Unrealized Gain (Loss)
  on Investments
Net realized gain (loss) on:
  Securities transactions                                                          11,823                               12,696                                                                           24,519
  Foreign currency transactions                                                      (228)                                (671)                                                                            (899)
  Futures transactions                                                                  -                                    -                                                                                -
  Written option transactions                                                           -                                    -                                                                                -
  Swap agreement transactions                                                                          -                     -                                                                                -
                                                             -----------------------------       ------------------------------
                                                             -----------------------------       ------------------------------                                               ----------------------------------
                                                                                   11,595                               12,025                                                                           23,620
                                                             -----------------------------       ------------------------------                                               ----------------------------------

Net change in unrealized appreciation
  (depreciation) on:
  Securities                                                                       65,348                              119,463                                                                          184,811
  Futures contracts                                                                     -                                    -                                                                                -
  Written option contracts                                                              -                                    -                                                                                -
  Swap agreeements                                                                      -                                    -                                                                                -
  Foreign currencies translation                                                       24                                  (14)                                                                              10
  Unrealized foreign cap gain tax on                                                                                         -                                                                                -
    appreciated securities                                                              -                                 (353)                                                                            (353)
                                                             -----------------------------       ------------------------------                                               ----------------------------------
                                                                                   65,372                              119,096                                                                          184,468
                                                             -----------------------------       ------------------------------                                               ----------------------------------

Net gain (loss) on investments                                                     76,967                              131,121                                                                          208,088
                                                             -----------------------------       ------------------------------                                               ----------------------------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                                      $ 79,168                            $ 132,832                                                                        $ 212,696
                                                             -----------------------------       ------------------------------                                               ----------------------------------

Average Net Assets                                                                345,590                              371,015                                                                          716,605

(a) Adjustment to reflect elimination of duplicative expenses.
(b) Reflects change in Trustee Fees for 2004.

                                              AMERICAN SKANDIA TRUST
                                          FILE NOS. 333-______ & 811-5186

                                                     FORM N-14

                                                      PART C

                                                 OTHER INFORMATION
                                                 -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees,  officers,  employees,  and agents (including  persons who serve at its request as directors,  officers,  employees,  agents or trustees of another  organization  in which it has any interest as a shareholder,  creditor or otherwise)  against all  liabilities and expenses
         (including  amounts paid in  satisfaction  of judgments,  in compromise,  as fines and  penalties,  and as counsel fees)  reasonably  incurred by him in connection  with the defense or  disposition  of any action, suit or other proceeding,  whether civil or criminal,  in which he may be involved or with which he may be threatened,  while in  office or  thereafter,  by  reason  of his  being or  having  been such a  trustee, officer,  employee or agent,  except with respect to any matter as to which he shall have been adjudicated to be  liable  to the  Trust  or its  Shareholders  by  reason  of  having  acted  in bad  faith,  willful misfeasance,  gross  negligence or reckless  disregard of his duties;  provided,  however,  that as to any matter disposed of by a compromise payment by such person,  pursuant to a consent decree or otherwise,  no indemnification  either for said payment or for any other  expenses shall be provided  unless  approved as in the best  interests of the Trust,  after notice that it involves  such  indemnification,  by at least a majority  of  the  disinterested  Trustees  acting  on  the  matter  (provided  that  a  majority  of  the disinterested  Trustees  then in office act on the matter)  upon a  determination,  based upon a review of readily  available  facts,  that (i) such person acted in good faith in the reasonable  belief that his or her  action  was  in the  best  interests  of the  Trust  and  (ii)  is not  liable  to the  Trust  or the
         Shareholders  by reason of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard of duties;  or the trust shall have received a written  opinion from  independent  legal counsel  approved by the  Trustees  to the effect  that (x) if the matter of good  faith and  reasonable  belief as to the best interests of the Trust,  had been  adjudicated,  it would have been  adjudicated  in favor of such person, and (y) based upon a review of readily  available facts such trustee,  officer,  employee or agent did not engage in willful  misfeasance,  gross  negligence or reckless  disregard of duty. The rights  accruing to any  Person  under  these  provisions  shall  not  exclude  any  other  right to which he may be  lawfully entitled;  provided that no Person may satisfy any right of indemnity or  reimbursement  granted herein or in Section 5.1 or to which he may be otherwise  entitled  except out of the property of the Trust,  and no
         Shareholder  shall be  personally  liable  to any  Person  with  respect  to any claim  for  indemnity  or reimbursement  or otherwise.  The Trustees may make advance  payments in connection  with  indemnification under this Section 5.2,  provided that the  indemnified  person shall have given a written  undertaking to reimburse  the  Trust  in the  event  it is  subsequently  determined  that  he is not  entitled  to  such indemnification  and, provided  further,  that the Trust shall have obtained  protection,  satisfactory in the sole judgment of the  disinterested  Trustees  acting on the matter  (provided  that a majority of the disinterested  Trustees  then in office act on the  matter),  against  losses  arising out of such advance payments or such Trustees , or independent  legal counsel,  in a written  opinion,  shall have determined, based upon a review of readily  available  facts that there is reason to believe  that such person will be found to be entitled to such indemnification.

Insofar as  indemnification  for liability  arising under the  Securities Act of 1933 ("1933 Act") may be permitted to  trustees,  officers  and  controlling  persons of the  Registrant  pursuant  to the  foregoing  provisions,  or otherwise,  the  Registrant has been advised that in the opinion of the  Securities  and Exchange  Commission  such indemnification  is against  public policy as expressed in the 1933 Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the  Registrant  of expenses incurred or paid by a trustee,  officer or controlling  person of the Registrant in the successful defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities  being  registered,  the Registrant  will,  unless in the opinion of its counsel the matter has been settled  by  controlling  precedent,  submit to a court of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against  public  policy as  expressed  in the 1933 Act and will be  governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except
Exhibits 4(A), 6(K), 12(A), 14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended and Restated  Declaration of Trust of the  Registrant as filed in  Massachusetts on September  23, 1999 and  previously  filed with  Post-Effective  Amendment  No. 32 to
                           Registration Statement filed on Form N-1A on October 15, 1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws for the  Registrant  previously  filed with  Post-Effective  Amendment No. 35 to
                           Registration Statement filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition,  reorganization,  merger,  liquidation and any amendments to it;

                  (A)        The Plan of  Reorganization  is included in this  registration  statement as Exhibit A to the Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining  the rights of holders of the  securities  being  registered including,  where  applicable,  the relevant  portion of the articles of incorporation or by-laws of the Registrant;

                  (A)       Articles VI, VIII,  IX and X of the  Registrant's  Declaration  of Trust as  previously filed with  Post-Effective  Amendment No. 32 to  Registration  Statement  filed on Form
                            N-1A on  October  15,  1999 and  Article  11 of the  Registrant's  By-laws  filed  with
                            Post-Effective  Amendment No. 35 to Registration  Statement filed on Form N-1A on April
                            27, 2000.

         (6)      Copies of all  investment  advisory  contracts  relating to the  management  of the assets of the
                  Registrant;

                  (A)      Form of  Investment  Management  Agreement  between  Registrant  and each of  Prudential
                           Investments  LLC  and  American  Skandia  Investment  Services,  Incorporated  for  each
                           Portfolio  was  previously  filed as  Exhibit  D to Item  77Q1(E)  with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (B)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and GAMCO Investors,  Inc. for the AST Gabelli
                           Small-Cap  Value  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E) with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (C)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Small-Cap  Value  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (D)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and Neuberger Berman Management,  Inc. for the
                           AST Neuberger  Berman  Mid-Cap  Growth  Portfolio was  previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (E)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and Neuberger Berman Management,  Inc. for the
                           AST Neuberger  Berman Mid-Cap Value Portfolio was previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (F)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Fred Alger  Management,  Inc. for the AST
                           Alger All-Cap Growth  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (G)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and GAMCO Investors,  Inc. for the AST Gabelli
                           All-Cap  Value  Portfolio  was  previously  filed as Exhibit D to Item  77Q1(E) with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (H)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and T. Rowe Price  Associates,  Inc. for the
                           AST T. Rowe Price  Natural  Resources  Portfolio  was  previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (I)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Alliance Capital  Management L.P. for the
                           AST Alliance  Growth  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (J)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Massachusetts  Financial Services Company
                           for the AST MFS Growth  Portfolio  was  previously  filed as  Exhibit D to Item  77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (K)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and J.P. Morgan Investment  Management,  Inc.
                           for the AST J.P. Morgan International Equity Portfolio.

                  (L)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Marsico Capital  Management,  LLC for the
                           AST Marsico Capital Growth  Portfolio was previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (M)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Goldman Sachs Asset Management,  L.P. for
                           the AST Goldman Sachs  Concentrated  Growth  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (N)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Large-Cap  Growth  Portfolio was previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (O)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Large-Cap  Value  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (P)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and Sanford C.  Bernstein & Co., LLC for the
                           AST  Alliance/Bernstein  Growth + Value  Portfolio was previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (Q)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and Sanford C.  Bernstein & Co., LLC for the
                           AST Sanford  Bernstein Core Value  Portfolio was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (R)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Cohen & Steers Capital  Management,  Inc.
                           for the AST Cohen & Steers Realty  Portfolio was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (S)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and Sanford C.  Bernstein & Co., LLC for the
                           AST Sanford  Bernstein  Managed Index 500 Portfolio was previously filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (T)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and American Century  Investment  Management,
                           Inc. for the AST American  Century  Income & Growth  Portfolio was  previously  filed as
                           Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on  September  10,
                           2003.

                  (U)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Goldman Sachs Asset Management,  L.P. for
                           the AST Goldman Sachs Mid-Cap  Growth  Portfolio  was  previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (V)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Alliance Capital  Management L.P. for the
                           AST  Alliance  Growth and Income  Portfolio  was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (W)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and William Blair & Company,  LLC for the AST
                           William Blair  International  Growth Portfolio was previously filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (X)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Massachusetts  Financial Services Company
                           for the AST MFS Growth with Income  Portfolio was previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (Y)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Global  Allocation  Portfolio was previously filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (Z)      Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and American Century  Investment  Management,
                           Inc. for the AST American Century Strategic  Balanced  Portfolio was previously filed as
                           Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on  September  10,
                           2003.

                  (AA)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and T. Rowe Price International,  Inc. for the
                           AST T. Rowe  Price  Global  Bond  Portfolio  was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (BB)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Federated  Investment  Counseling for the
                           AST Federated  High Yield  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (CC)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Lord Abbett & Co. for the AST Lord Abbett
                           Bond-Debenture  Portfolio  was  previously  filed as Exhibit D to Item  77Q1(E) with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (DD)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Bond  Portfolio  was  previously  filed as Exhibit D to Item  77Q1(E)  with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (EE)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Pacific Investment Management Company LLC
                           for the AST PIMCO  Total  Return Bond  Portfolio  was  previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (FF)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and American Century  Investment  Management,
                           Inc. for the AST American  Century  International  Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (GG)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM  International  Equity  Portfolio  was  previously  filed as  Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (HH)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Massachusetts  Financial Services Company
                           for the AST MFS  Global  Equity  Portfolio  was  previously  filed as  Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (II)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential Investments LLC and Pilgrim Baxter & Associates,  Ltd. for the
                           AST PBHG Small-Cap  Growth  Portfolio was previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (JJ)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the
                           AST DeAM Small-Cap  Growth  Portfolio was previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (KK)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Federated  Investment  Counseling for the
                           AST Federated  Aggressive  Growth  Portfolio was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (LL)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Goldman Sachs Asset Management,  L.P. for
                           the AST Goldman Sachs  Small-Cap  Value  Portfolio was previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (MM)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and INVESCO  Funds  Group,  Inc. for the AST
                           INVESCO  Capital  Income  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (NN)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and T. Rowe Price  Associates,  Inc. for the
                           AST T. Rowe Price Asset  Allocation  Portfolio was previously filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (OO)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments LLC and Pacific Investment Management Company LLC
                           for the AST PIMCO Limited  Maturity Bond Portfolio was previously  filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (PP)     Form  of  Sub-Advisory   Agreement   between  American  Skandia   Investment   Services,
                           Incorporated,  Prudential  Investments  LLC and Wells Capital  Management,  Incorporated
                           for the AST Money Market  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

         (7)      Copies of each  underwriting  or  distribution  contract  between the  Registrant and a principal underwriter,  and  specimens  or copies of all  agreements  between  principal  underwriters  and dealers;

                  (A)      Sales Agreement between  Registrant and American Skandia Life Assurance  Corporation was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on March 2, 1998.

         (8)      Copies of all bonus,  profit sharing,  pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the  Registrant  in their  capacity as such.
                  Furnish  a  reasonably  detailed  description  of any  plan  that is not set  forth  in a  formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements and depository  contracts under Section 17(f) of the 1940 Act
                  for  securities  and  similar   investments  of  the   Registrant,   including  the  schedule  of
                  remuneration;

(A)      Amended  and  Restated  Custody  Agreement  between  Registrant  and  Morgan  Stanley  Trust  Company  was
                           previously filed with  Post-Effective  Amendment No. 27 to Registration  Statement filed on Form N-1A on October 16, 1998.

(B)      Foreign Custody Manager  Delegation  Amendment was previously filed with  Post-Effective  Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(C)      Amended  Custodian  Agreement  between  Registrant and Provident  National Bank was previously  filed with
                           Post-Effective  Amendment No. 25 to  Registration  Statement filed on Form N-1A on March
                           2, 1998.

(D)      Amendment to Custodian  Services  Agreement  between  Registrant and PNC Bank,  N.A. was previously  filed with  Post-Effective  Amendment No. 27 to  Registration  Statement filed on Form N-1A on
                           October 16, 1998.

(E)      Amendment to Custodian  Services  Agreement  between  Registrant and PFPC Trust Company  previously  filed with  Post-Effective  Amendment No. 35 to  Registration  Statement filed on Form N-1A on
                           April 27, 2000.

(F)      Amended Transfer Agency Agreement between Registrant and Provident  Financial  Processing  Corporation was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on March 2, 1998.

         (10)     Copies of any plan entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any  person  relating  to  implementation  of the plan,  and  copies of any plan entered  into by  Registrant  pursuant to Rule 18f-3 under the 1940 Act, any  agreement  with any person  relating to  implementation  of the plan,  any  amendment to the plan,  and a copy of the portion of the minutes of the meeting of the  Registrant's  trustees  describing any action taken to revoke the plan;

                  (A)        Form of Rule  12b-1 plan  previously  filed with  Post-Effective  Amendment  No. 35 to
                             Registration Statement filed on Form N-1A on April 27, 2000.

         (11)     An opinion  and  consent  of  counsel as to the  legality  of the  securities  being  registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously  filed with  Post-Effective  Amendment No.
                           48 to Registration Statement filed on Form N-1A on April 30, 2003.

         (12)     An  opinion,  and  consent to their  use,  of counsel  or, in lieu of an  opinion,  a copy of the revenue ruling from the Internal  Revenue  Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion  and Consent of Counsel  Supporting  Tax  Matters  and  Consequences  to
                           Shareholders is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all material  contracts of the Registrant  not made in the ordinary  course of business which are to be  performed  in whole or in part on or after the date of filing  the  registration statement;

(A)      Amended  Administration  Agreement between Registrant and Provident Financial  Processing  Corporation was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on March 2, 1998.

(B)      Service Agreement  between American Skandia  Investment  Services,  Incorporated and Kemper Investors Life
                           Insurance  Company  was  previously  filed  with  Post-Effective  Amendment  No.  21  to
                           Registration Statement filed on Form N-1A on February 27, 1997.

         (14)     Copies of any other  opinions,  appraisals,  or rulings,  and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A)      Consent of  independent  auditors,  Deloitte & Touche LLP, is filed  herewith as Exhibit
                           No. 14(A).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of  attorney  pursuant  to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The  undersigned   Registrant  agrees  that  prior  to  any  public  reoffering  of  the securities  registered  through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an  underwriter  within the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering  prospectus  will  contain the information  called for by the applicable  registration  form for reofferings by persons who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

                  (b)      The undersigned  Registrant  agrees that every  prospectus that is filed under paragraph
                           (1) above will be filed as part of an amendment to the  registration  statement and will not be used until the amendment is effective,  and that,  in  determining  any liability under  the  1933  Act,  each  post-effective  amendment  shall  be  deemed  to  be a new registration  statement  for the  securities  offered  therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                    SIGNATURES
                                                    ----------

As  required  by the  Securities  Act of 1933,  this  registration  statement  has been  signed  on  behalf  of the
Registrant, in the City of Shelton and State of Connecticut, on the 5th day of March, 2004.

                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           Edward P. Macdonald
                                                                           Assistant Secretary

         As required by the  Securities  Act of 1933,  this  Registration  Statement  has been signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

David R. Odenath*                           Trustee and President (Principal            3/5/04
----------------                                                                        ------
David R. Odenath                            Executive Officer)

Grace Torres*                               Treasurer (Principal                        3/5/04
------------                                                                            ------
Grace Torres                                Financial and Accounting
                                            Officer)

Delayne Dedrick Gold*                       Trustee                                     3/5/04
--------------------                                                                    ------
Delayne Dedrick Gold

Saul K. Fenster*                            Trustee                                     3/5/04
----------------                                                                        ------
Sauk K. Fenster, Ph.D.

Robert F. Gunia*                            Trustee                                     3/5/04
---------------                                                                         ------
Robert F. Gunia

W. Scott McDonald, Jr.*                     Trustee                                     3/5/04
----------------------                                                                  ------
W. Scott McDonald, Jr.

Thomas T. Mooney*                           Trustee                                     3/5/04
----------------                                                                        ------
Thomas T. Mooney

Thomas M. O'Brien*                          Trustee                                     3/5/04
-----------------                                                                       ------
Thomas M. O'Brien

John A. Pileski*                            Trustee                                     3/5/04
---------------                                                                         ------
John A. Pileski

F. Don Schwartz*                            Trustee                                     3/5/04
---------------                                                                         ------
F. Don Schwartz

                                   *By:
                                       -------------------------------------------------
                                       Edward P. Macdonald
                                       *Pursuant to Powers of Attorney filed herewith.

                                              AMERICAN SKANDIA TRUST
                                        REGISTRATION STATEMENT ON FORM N-14
                                                   EXHIBIT INDEX

------------------------------ ------------------------------------------------------------------- -------------------
EXHIBIT NO.                    DESCRIPTION                                                         LOCATION
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(A)                         Amended and Restated Declaration of Trust of the Registrant         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(2)(A)                         By-laws for the Registrant                                          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(5)(A)                         Articles VI, VIII, IX and X of the Registrant's Declaration of      *
                               Trust
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(A)                         Form of Investment Management Agreement between Registrant and      *
                               each of Prudential Investments LLC and American Skandia
                               Investment Services, Incorporated for each Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(B)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the AST Gabelli Small-Cap Value
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(C)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Value
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(D)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the AST Neuberger Berman
                               Mid-Cap Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(E)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the AST Neuberger Berman
                               Mid-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(F)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Fred Alger Management, Inc. for the AST Alger All-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(G)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the AST Gabelli All-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(H)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural
                               Resources Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(I)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the AST Alliance Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(J)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(K)                         Form of Sub-Advisory Agreement between American Skandia             Attached
                               Investment Services, Incorporated, Prudential Investments LLC and
                               J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan
                               International Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(L)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Marsico Capital Management, LLC for the AST Marsico Capital
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(M)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Concentrated Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(N)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(O)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(P)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Alliance/Bernstein
                               Growth + Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Q)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                               Core Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(R)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Cohen & Steers Capital Management, Inc. for the AST Cohen &
                               Steers Realty Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(S)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                               Managed Index 500 Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(T)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century Income & Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(U)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Mid-Cap Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(V)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the AST Alliance Growth and
                               Income Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(W)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the AST William Blair
                               International Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(X)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Growth
                               with Income Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Y)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management , Inc. for the AST DeAM Global
                               Allocation Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Z)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century Strategic Balanced Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(AA)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price International, Inc. for the AST T. Rowe Price
                               Global Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(BB)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the AST Federated High Yield
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(CC)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(DD)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(EE)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the AST PIMCO Total
                               Return Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(FF)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century International Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(GG)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM International
                               Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(HH)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Global
                               Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(II)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pilgrim Baxter & Associates, Ltd. for the AST PBHG Small-Cap
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(JJ)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(KK)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the AST Federated Aggressive
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(LL)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Small-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(MM)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the AST INVESCO Capital Income
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(NN)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset
                               Allocation Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(OO)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the AST PIMCO
                               Limited Maturity Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(PP)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Wells Capital Management, Incorporated for the AST Money Market
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(A)                         Sales Agreement between Registrant and American Skandia Life        *
                               Assurance Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(A)                         Amended and Restated Custody Agreement between Registrant and       *
                               Morgan Stanley Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(B)                         Foreign Custody Manager Delegation Amendment                        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(C)                         Amended Custodian Agreement between Registrant and Provident        *
                               National Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(D)                         Amendment to Custodian Services Agreement between Registrant and    *
                               PNC Bank, N.A.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(E)                         Amendment to Custodian Services Agreement between Registrant and    *
                               PFPC Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(F)                         Amended Transfer Agency Agreement between Registrant and            *
                               Provident Financial Processing Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(A)                        Form of Rule 12b-1 plan                                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(11)(A)                        Opinion and consent of counsel                                      *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(12)(A)                        Form of Opinion and Consent of Counsel Supporting Tax Matters and   Attached
                               Consequences to Shareholders
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(A)                        Amended Administration Agreement between Registrant and Provident   *
                               Financial Processing Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(B)                        Service Agreement between American Skandia Investment Services,     *
                               Incorporated and Kemper Investors Life Insurance Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(14)(A)                        Consent of independent auditors, Deloitte & Touche LLP              To be provided
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(16)(A)                        Powers of Attorney                                                  *
------------------------------ ------------------------------------------------------------------- -------------------